UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08549

Oak Associates Funds
(Exact name of registrant as specified in charter)

3875 Embassy Parkway, Suite 250, Akron, Ohio 44333-8334
(Address of principal executive offices) (Zip code)

Charles A. Kiraly
Oak Associates, ltd.
3875 Embassy Parkway, Suite 250
Akron, Ohio 44333-8334
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-462-5386

Date of fiscal year end: October 31

Date of reporting period: November 1, 2016 - April 30, 2017

Item 1. Reports to Stockholders.

OAK
ASSOCIATES FUNDS

white oak select growth fund | wogsx
pin oak equity fund | pogsx
rock oak core growth fund | rcksx
river oak discovery fund | rivsx
red oak technology select fund | rogsx
black oak emerging technology fund | bogsx
live oak health sciences fund | logsx

semi-annual
april 30, 2017

TABLE of CONTENTS

Shareholder Letter	1
Performance Update
White Oak Select Growth Fund	2
Pin Oak Equity Fund	3
Rock Oak Core Growth Fund	4
River Oak Discovery Fund	5
Red Oak Technology Select Fund	6
Black Oak Emerging Technology Fund	7
Live Oak Health Sciences Fund	8
Important Disclosures	9
Disclosure of Fund Expenses	12
Financial Statements
Schedules of Investments	14
Statements of Assets and Liabilities	34
Statements of Operations	36
Statements of Changes in Net Assets	38
Financial Highlights	42
Notes to Financial Statements	56
Additional Information	69

Shareholder Letter

Dear Fellow Shareholder,

We are pleased to send you the Oak Associates Funds Semi‐Annual Report which contains information on the holdings of each of the Funds, along with the Financial Highlights and Statements of Net Assets, Operations, and Changes in Net Assets for the six‐month period ended April 30, 2017. We encourage you to read the report to help you stay informed about your investments.

We recognize that this is only a six‐month snapshot of your portfolio, and we urge you to visit our website at www.oakfunds.com for more detailed fund information and market commentaries.

As always, we appreciate the trust you have placed in us and thank you for your investment.

Sincerely,

Oak Associates Funds

Semi-Annual Report | April 30, 2017 (Unaudited)	1

White Oak Select Growth Fund	Performance Update

All data below as of April 30, 2017 (Unaudited)

Fund Data
Ticker	WOGSX
Share Price	$76.32
Total Net Assets	$276.8 M
Portfolio Turnover	11.36%

Sector Allocation^
Information Technology	39.9%
Financials	32.5%
Health Care	10.8%
Consumer Discretionary	7.5%
Consumer Staples	4.6%
Industrials	3.5%
Energy	0.5%
Cash & Other Assets	0.7%

Top 10 Holdings^
1.	Alphabet, Inc.	10.1%
2.	Amazon.com, Inc.	7.5%
3.	Cisco Systems, Inc.	7.1%
4.	The Charles Schwab Corp.	6.7%
5.	KLA‐Tencor Corp.	6.4%
6.	Amgen, Inc.	6.4%
7.	US Bancorp	5.4%
8.	Xilinx, Inc.	5.0%
9.	JPMorgan Chase & Co.	4.7%
10.	Wells Fargo & Co.	3.7%

^	Percentages are based on net assets. Holdings are subject to change.

Growth of $10,000 Chart

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years (or for the life of the Fund if shorter). Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

	Average Annual Total Return
	1 Year Return	3 Year Return	5 Year Return	10 Year Return
White Oak Select Growth Fund	22.45%	12.29%	13.07%	8.42%
S&P 500® Total Return Index[1]	17.92%	10.47%	13.68%	7.15%
Lipper Large‐Cap Growth Funds Average[2]	18.13%	10.69%	12.33%	7.84%

Gross/Net Expense Ratio (per the current prospectus): 1.06%*

*	Please refer to the Financial Highlights for more recent expense ratio information.

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month‐end, please visit www.oakfunds.com or call 1‐888‐462‐5386.

[1]	Standard & Poor’s is the source and owner of the S&P Index data. [2] Lipper Inc. is the source and owner of the Lipper Classification data. See Pages 16 and 17 for additional disclosure.

2	1-888-462-5386 | www.oakfunds.com

Pin Oak Equity Fund	Performance Update

All data below as of April 30, 2017 (Unaudited)

Fund Data
Ticker	POGSX
Share Price	$60.51
Total Net Assets	$234.9 M
Portfolio Turnover	4.01%

Sector Allocation^
Financials	29.1%
Information Technology	26.8%
Consumer Discretionary	8.5%
Health Care	7.9%
Consumer Staples	4.2%
Industrials	4.0%
Energy	3.6%
Materials	0.5%
Cash & Other Assets	15.4%

Top 10 Holdings^
1.	Alphabet, Inc.	6.1%
2.	The Bank of New York Mellon Corp.	4.8%
3.	PepsiCo, Inc.	4.2%
4.	The Charles Schwab Corp.	4.0%
5.	GlaxoSmithKline PLC ‐ Sponsored ADR	3.9%
6.	Paychex, Inc.	3.6%
7.	DaVita HealthCare Partners, Inc.	3.3%
8.	Twenty‐First Century Fox, Inc.	3.3%
9.	Wells Fargo & Co.	3.2%
10.	The Travelers Cos., Inc.	3.1%

^	Percentages are based on net assets. Holdings are subject to change.

Growth of $10,000 Chart

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years (or for the life of the Fund if shorter). Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

	Average Annual Total Return
	1 Year Return	3 Year Return	5 Year Return	10 Year Return
Pin Oak Equity Fund	24.85%	11.72%	14.81%	10.55%
Russell 3000® Index TR1	18.58%	10.10%	13.57%	7.23%
Lipper Multi‐Cap Core Funds Average[2]	16.56%	7.68%	11.97%	5.99%

Gross/Net Expense Ratio (per the current prospectus): 1.08%*

*	Please refer to the Financial Highlights for more recent expense ratio information.

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month‐end, please visit www.oakfunds.com or call 1‐888‐462‐5386.

[1]	Russell Investments is the source and owner of the Russell Index data. [2] Lipper Inc. is the source and owner of the Lipper Classification data. See Pages 16 and 17 for additional disclosure.

Semi-Annual Report | April 30, 2017 (Unaudited)	3

Rock Oak Core Growth Fund	Performance Update

All data below as of April 30, 2017 (Unaudited)

Fund Data
Ticker	RCKSX
Share Price	$14.68
Total Net Assets	$8.5 M
Portfolio Turnover	22.30%

Sector Allocation^
Information Technology	40.3%
Consumer Discretionary	18.5%
Financials	14.7%
Health Care	7.4%
Industrials	7.1%
Consumer Staples	2.0%
Cash & Other Assets	10.0%

Top 10 Holdings^
1.	Amazon.com, Inc.	5.1%
2.	DXC Technology Co.	5.0%
3.	SunTrust Banks, Inc.	4.8%
4.	Vantiv, Inc.	4.8%
5.	Western Digital Corp.	4.6%
6.	L‐3 Communications Holdings, Inc.	4.4%
7.	NetApp, Inc.	4.1%
8.	The Hartford Financial Services Group, Inc.	4.0%
9.	Wyndham Worldwide Corp.	3.9%
10.	CA, Inc.	3.9%

^	Percentages are based on net assets. Holdings are subject to change.

Growth of $10,000 Chart

This chart represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years (or for the life of the Fund if shorter). Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Fee waivers are in effect; if they had not been in effect, performance would have been lower.

	Average Annual Total Return
	1 Year Return	3 Year Return	5 Year Return	10 Year Return
Rock Oak Core Growth Fund	26.78%	6.79%	10.07%	6.54%
S&P 500® Total Return Index[1]	17.92%	10.47%	13.68%	7.15%
Lipper Multi‐Cap Growth Funds Average[2]	17.81%	9.00%	11.74%	7.32%

Gross/Net Expense Ratio (per the current prospectus): 1.65%/1.25%*

*	Please refer to the Financial Highlights for more recent expense ratio information.

The Adviser has contractually agreed through February 28, 2018, to waive all or a portion of its fee for the Fund (and to reimburse expenses to the extent necessary) in order to limit Fund total operating expenses (excluding Acquired Fund Fees and Expenses) to an annual rate of not more than 1.25% of average daily net assets. This contractual fee waiver may only be terminated subject to approval by the Board of Trustees of the Trust.

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month‐end, please visit www.oakfunds.com or call 1‐888‐462‐5386.

[1]	Standard & Poor’s is the source and owner of the S&P Index data. [2] Lipper Inc. is the source and owner of the Lipper Classification data. See Pages 16 and 17 for additional disclosure.

4	1-888-462-5386 | www.oakfunds.com

River Oak Discovery Fund	Performance Update

All data below as of April 30, 2017 (Unaudited)

Fund Data
Ticker	RIVSX
Share Price	$16.20
Total Net Assets	$13.9 M
Portfolio Turnover	36.69%

Sector Allocation^
Information Technology	33.7%
Financials	18.5%
Health Care	13.7%
Industrials	9.6%
Consumer Discretionary	4.7%
Materials	3.8%
Consumer Staples	2.6%
Energy	1.8%
Cash & Other Assets	11.6%

Top 10 Holdings^
1.	Advanced Energy Industries, Inc.	4.9%
2.	Cirrus Logic, Inc.	4.9%
3.	Assurant, Inc.	4.4%
4.	Fortinet, Inc.	4.2%
5.	Mercer International, Inc.	3.8%
6.	Argan, Inc.	3.7%
7.	Union Bankshares Corp.	3.5%
8.	Kulicke & Soffa Industries, Inc.	3.4%
9.	Magellan Health, Inc.	3.1%
10.	Kadant, Inc.	3.1%

^	Percentages are based on net assets. Holdings are subject to change.

Growth of $10,000 Chart

This chart represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years (or for the life of the Fund if shorter). Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Fee waivers are in effect; if they had not been in effect, performance would have been lower.

	Average Annual Total Return
	1 Year Return	3 Year Return	5 Year Return	10 Year Return
River Oak Discovery Fund	17.14%	5.55%	9.36%	6.81%
Russell 2000® Growth Index[1]	24.06%	9.27%	12.89%	7.97%
Lipper Small‐Cap Growth Funds Average[2]	22.64%	7.64%	11.06%	7.15%

Gross/Net Expense Ratio (per the current prospectus): 1.51%/1.35%*

*	Please refer to the Financial Highlights for more recent expense ratio information.

The Adviser has contractually agreed through February 28, 2018, to waive all or a portion of its fee for the Fund (and to reimburse expenses to the extent necessary) in order to limit Fund total operating expenses (excluding Acquired Fund Fees and Expenses) to an annual rate of not more than 1.35% of average daily net assets. This contractual fee waiver may only be terminated subject to approval by the Board of Trustees of the Trust.

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month‐end, please visit www.oakfunds.com or call 1‐888‐462‐5386.

[1]	Russell Investments is the source and owner of the Russell Index data. [2] Lipper Inc. is the source and owner of the Lipper Classification data. See Pages 16 and 17 for additional disclosure.

Semi-Annual Report | April 30, 2017 (Unaudited)	5

Red Oak Technology Select Fund	Performance Update

All data below as of April 30, 2017 (Unaudited)

Fund Data
Ticker	ROGSX
Share Price	$22.43
Total Net Assets	$460.5 M
Portfolio Turnover	9.63%

Sector Allocation^
Information Technology	86.6%
Consumer Discretionary	3.1%
Industrials	1.7%
Cash & Other Assets	8.6%

Top 10 Holdings^
1.	Alphabet, Inc.	8.4%
2.	Microsoft Corp.	4.1%
3.	Cisco Systems, Inc.	4.1%
4.	Intel Corp.	3.9%
5.	Facebook, Inc.	3.8%
6.	Oracle Corp.	3.8%
7.	Synopsys, Inc.	3.2%
8.	Amazon.com, Inc.	3.1%
9.	Apple, Inc.	3.0%
10.	KLA‐Tencor Corp.	2.9%

^	Percentages are based on net assets. Holdings are subject to change.

Growth of $10,000 Chart

This chart represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years (or for the life of the Fund if shorter). Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

	Average Annual Total Return
	1 Year Return	3 Year Return	5 Year Return	10 Year Return
Red Oak Technology Select Fund	40.50%	16.36%	17.69%	12.04%
S&P 500 Equal Weight Information Technology Index[1]	38.33%	18.02%	18.64%	10.36%
Lipper Science & Technology Funds Average[2]	32.61%	14.97%	14.51%	9.46%

Gross/Net Expense Ratio (per the current prospectus): 1.09%*

*	Please refer to the Financial Highlights for more recent expense ratio information.

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month‐end, please visit www.oakfunds.com or call 1‐888‐462‐5386.

[1]	Standard & Poor’s is the source and owner of the S&P Index data. [2] Lipper Inc. is the source and owner of the Lipper Classification data. See Pages 16 and 17 for additional disclosure.

6	1-888-462-5386 | www.oakfunds.com

Black Oak Emerging Technology Fund	Performance Update

All data below as of April 30, 2017 (Unaudited)

Fund Data
Ticker	BOGSX
Share Price	$4.92
Total Net Assets	$36.3 M
Portfolio Turnover	38.79%

Sector Allocation^
Information Technology	89.4%
Health Care	4.6%
Telecommunication Services	0.8%
Cash & Other Assets	5.2%

Top 10 Holdings^
1.	Apple, Inc.	5.5%
2.	Lam Research Corp.	5.2%
3.	Cirrus Logic, Inc.	4.8%
4.	Silicon Motion Technology Corp. ‐ ADR	4.2%
5.	DXC Technology Co.	4.1%
6.	CA, Inc.	4.1%
7.	Fortinet, Inc.	3.7%
8.	Alliance Data Systems Corp.	3.3%
9.	Salesforce.com, Inc.	3.1%
10.	Arrow Electronics, Inc.	3.1%

^	Percentages are based on net assets. Holdings are subject to change.

Growth of $10,000 Chart

This chart represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years (or for the life of the Fund if shorter). Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Fee waivers are in effect; if they had not been in effect, performance would have been lower.

	Average Annual Total Return
	1 Year Return	3 Year Return	5 Year Return	10 Year Return
Black Oak Emerging Technology Fund	28.83%	11.13%	11.13%	8.41%
S&P 500 Equal Weight Information Technology Index[1]	38.33%	18.02%	18.64%	10.36%
Lipper Science & Technology Funds Average[2]	32.61%	14.97%	14.51%	9.46%

Gross/Net Expense Ratio (per the current prospectus): 1.28%*

*	Please refer to the Financial Highlights for more recent expense ratio information.

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month‐end, please visit www.oakfunds.com or call 1‐888‐462‐5386.

[1]	Standard & Poor’s is the source and owner of the S&P Index data. [2] Lipper Inc. is the source and owner of the Lipper Classification data. See Pages 16 and 17 for additional disclosure.

Semi-Annual Report | April 30, 2017 (Unaudited)	7

Live Oak Health Sciences Fund	Performance Update

All data below as of April 30, 2017 (Unaudited)

Fund Data
Ticker	LOGSX
Share Price	$19.82
Total Net Assets	$67.9 M
Portfolio Turnover	13.76%

Sector Allocation^
Health Care	95.3%
Consumer Staples	1.4%
Information Technology	1.2%
Cash & Other Assets	2.1%

Top 10 Holdings^
1. Amgen, Inc.	6.3%
2. Anthem, Inc.	4.5%
3. CR Bard, Inc.	4.5%
4. Owens & Minor, Inc.	4.3%
5. Biogen, Inc.	4.3%
6. Cardinal Health, Inc.	4.2%
7. Waters Corp.	4.2%
8. DaVita HealthCare Partners, Inc.	4.0%
9. Express Scripts Holding Co.	4.0%
10. McKesson Corp.	4.0%

^	Percentages are based on net assets. Holdings are subject to change.

Growth of $10,000 Chart

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years (or for the life of the Fund if shorter). Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

		Average Annual Total Return
	1 Year Return	3 Year Return	5 Year Return	10 Year Return
Live Oak Health Sciences Fund	8.43%	10.19%	15.58%	10.74%
S&P 500® Healthcare Index[1]	10.09%	10.86%	17.06%	9.76%
Lipper Health & Biotechnology Funds Average[2]	14.55%	11.05%	17.30%	11.54%

Gross/Net Expense Ratio (per the current prospectus): 1.11%*

*	Please refer to the Financial Highlights for more recent expense ratio information.

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month-end, please visit www.oakfunds.com or call 1-888-462-5386.

[1]	Standard & Poor’s is the source and owner of the S&P Index data. [2] Lipper Inc. is the source and owner of the Lipper Classification data. See Pages 16 and 17 for additional disclosure.

8	1-888-462-5386 | www.oakfunds.com

Important Disclosures

As of April 30, 2017 (Unaudited)

Index Definitions and Disclosures

All indices are unmanaged and index performance figures include reinvestment of dividends but do not reflect any fees, expenses or taxes. Investors cannot invest directly in an index.

Lipper, a Thomson Reuters Company, is the source and owner of the Lipper Classification data contained in this material and all trademarks and copyrights related thereto. Any further dissemination or redistribution is strictly prohibited. Lipper Inc. is not responsible for the formatting or configuration of this material or for any inaccuracy in Oak Associates Funds presentation thereof.

Lipper Health/Biotechnology Funds – Funds that invest primarily in the equity securities of domestic companies engaged in health care, medicine, and biotechnology.

Lipper Large-Cap Growth Funds – Funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) above Lipper’s USDE large-cap floor. Large-cap growth funds typically have an above-average price-to- earnings ratio, price‐to‐book ratio, and three-year sales-per-share growth value, compared to the S&P 500 Index.

Lipper Multi-Cap Core Funds – Funds that, by portfolio practice, invest in a variety of market- capitalization ranges without concentrating 75% of their equity assets in any one market- capitalization range over an extended period of time. Multi-cap core funds typically have average characteristics compared to the S&P SuperComposite 1500 Index.

Lipper Multi-Cap Growth Funds – Funds that, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales per-share growth value, compared to the S&P SuperComposite 1500 Index.

Lipper Science & Technology Funds – Funds that invest primarily in the equity securities of domestic companies engaged in science and technology.

Lipper Small-Cap Growth Funds – Funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) below Lipper’s USDE small-cap ceiling. Small-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P Small-Cap 600 Index.

NASDAQ is the source and owner of the NASDAQ Index data contained in this material and all trademarks and copyrights related thereto. Any further dissemination or redistribution is strictly prohibited. NASDAQ is not responsible for the formatting or configuration of this material or for any inaccuracy in Oak Associates Funds’ presentation thereof.

Russell Investments is the source and owner of the Russell Index data contained in this material and all trademarks and copyrights related thereto. Any further dissemination or redistribution is strictly prohibited. Russell Investments is not responsible for the formatting or configuration of this material or for any inaccuracy in Oak Associates Funds’ presentation thereof.

Semi-Annual Report | April 30, 2017 (Unaudited)	9

Important Disclosures

As of April 30, 2017 (Unaudited)

Russell 2000 Growth Index – The Russell 2000 Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

Russell 3000 Index – The Russell 3000 Index measures the performance of 3,000 publicly held US companies based on total market capitalization, which represents approximately 98% of the investable US equity market.

Standard & Poor’s is the source and owner of the S&P Index data contained in this material and all trademarks and copyrights related thereto. Any further dissemination or redistribution is strictly prohibited. Standard & Poor’s is not responsible for the formatting or configuration of this material or for any inaccuracy in Oak Associates Funds’ presentation thereof.

S&P 500 Index – is a commonly-recognized, market capitalization weighted index of 500 widely held equity securities, designed to measure broad U.S. equity performance.

S&P 500 Equal Weight Information Technology Index – The S&P 500 Equal Weight Information Technology Index is an unmanaged equal weighted version of the S&P 500 Information Technology Index that consists of the common stocks of the following industries: internet equipment, computers and peripherals, electronic equipment, office electronics and instruments, semiconductor equipment and products, diversified telecommunication services, and wireless telecommunication services that comprise the Information Technology sector of the S&P 500 Index.

S&P 500 Health Care Index – The S&P 500 Health Care Index is a capitalization-weighted index that encompasses two main industry groups. The first includes companies who manufacture health care equipment and supplies or provide health care related services, including distributors of health care products, providers of basic health care services, and owners and operators of health care facilities and organizations. The second group consists of companies primarily involved in the research, development, production and marketing of pharmaceuticals and biotechnology products.

S&P 500 Total Return Index – The S&P 500 Total Return Index is a commonly recognized, market capitalization weighted index of 500 widely held equity securities, designed to measure broad U.S. equity performance.

Investment Definitions

Smart beta defines a set of investment strategies that emphasize the use of alternative index construction rules to traditional market capitalization based indices. Smart beta emphasizes capturing investment factors of market inefficiencies in a rules-based and transparent way.

Correlation is a statistic that measures the degree to which two securities move in relation to each other.

The price-earnings ratio (P/E Ratio) is the ratio for valuing a company that measures its current share price relative to its per-share earnings. The price-earnings ratio can be calculated as market value per share divided by earnings per share.

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Important Disclosures

As of April 30, 2017 (Unaudited)

Book value of an asset is the value at which the asset is carried on a balance sheet and calculated by taking the cost of an asset minus the accumulated depreciation. Book value is also the net asset value of a company, calculated as total assets minus intangible assets and liabilities.

Free cash flow yield is an overall return evaluation ratio of a stock, which standardizes the free cash flow per share a company is expected to earn against its market price per share. The ratio is calculated by taking the free cash flow per share divided by the share price.

Semi-Annual Report | April 30, 2017 (Unaudited)	11

Disclosure of Fund Expenses

As of April 30, 2017 (Unaudited)

All mutual funds have operating expenses. As a shareholder of a fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these, are deducted from the Fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the Fund’s average net assets; this percentage is known as the Fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period”.

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return— the account values shown may not apply to your specific investment.

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Disclosure of Fund Expenses

As of April 30, 2017 (Unaudited)

	Beginning Account Value 11/01/2016	Ending Account Value 04/30/2017	Annualized Expense Ratio	Expenses Paid During the Period(a)
White Oak Select Growth Fund
Actual Return	$1,000.00	$1,143.00	1.01%	$5.37
Hypothetical 5% Return	$1,000.00	$1,019.79	1.01%	$5.06
Pin Oak Equity Fund
Actual Return	$1,000.00	$1,157.20	0.95%	$5.08
Hypothetical 5% Return	$1,000.00	$1,020.08	0.95%	$4.76
Rock Oak Core Growth Fund
Actual Return	$1,000.00	$1,160.30	1.25%	$6.70
Hypothetical 5% Return	$1,000.00	$1,018.60	1.25%	$6.26
River Oak Discovery Fund
Actual Return	$1,000.00	$1,140.00	1.35%	$7.16
Hypothetical 5% Return	$1,000.00	$1,018.10	1.35%	$6.76
Red Oak Technology Select Fund
Actual Return	$1,000.00	$1,181.20	0.94%	$5.08
Hypothetical 5% Return	$1,000.00	$1,020.13	0.94%	$4.71
Black Oak Emerging Technology Fund
Actual Return	$1,000.00	$1,129.00	1.19%	$6.28
Hypothetical 5% Return	$1,000.00	$1,018.89	1.19%	$5.96
Live Oak Health Sciences Fund
Actual Return	$1,000.00	$1,128.70	1.03%	$5.44
Hypothetical 5% Return	$1,000.00	$1,019.69	1.03%	$5.16

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semi-Annual Report | April 30, 2017 (Unaudited)	13

Schedules of Investments	White Oak Select Growth Fund

As of April 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.3%)
CONSUMER DISCRETIONARY (7.5%)
Internet & Direct Marketing Retail (7.5%)
Amazon.com, Inc.(a)	22,545	$20,853,899

CONSUMER STAPLES (2.1%)
Beverages (2.1%)
PepsiCo, Inc.	51,000	5,777,280

ENERGY (0.5%)
Energy Equipment & Services (0.5%)
Transocean, Ltd.(a)(b)	122,000	1,345,660

FINANCIALS (32.5%)
Capital Markets (9.3%)
The Charles Schwab Corp.(b)	479,900	18,644,115
State Street Corp.	83,500	7,005,650
		25,649,765
Commercial Banks (15.4%)
CIT Group, Inc.	190,400	8,817,424
TCF Financial Corp.(b)	529,000	8,733,790
US Bancorp	289,000	14,819,920
Wells Fargo & Co.	191,000	10,283,440
		42,654,574
Diversified Financial Services (4.6%)
JPMorgan Chase & Co.	148,400	12,910,800

Insurance (3.2%)
Chubb, Ltd.	64,600	8,866,350

HEALTH CARE (13.3%)
Biotechnology (6.4%)
Amgen, Inc.	108,000	17,638,560

Health Care Providers & Services (4.8%)
CVS Health Corp.	85,600	7,056,864
Express Scripts Holding Co.(a)(b)	102,000	6,256,680
		13,313,544
Pharmaceuticals (2.1%)
Teva Pharmaceutical Industries, Ltd. ‐ Sponsored ADR	189,000	5,968,620

14	1-888-462-5386 | www.oakfunds.com

White Oak Select Growth Fund	Schedules of Investments

As of April 30, 2017 (Unaudited)

Security Description	Shares	Value
INDUSTRIALS (3.5%)
Air Freight & Logistics (3.5%)
United Parcel Service, Inc. ‐ Class B	90,000	$9,671,400

INFORMATION TECHNOLOGY (39.9%)
Communications Equipment (9.1%)
Cisco Systems, Inc.	577,000	19,658,390
Qualcomm, Inc.	102,100	5,486,854
		25,145,244
Internet Software & Services (13.0%)
Alphabet, Inc. ‐ Class A(a)	14,130	13,063,468
Alphabet, Inc. ‐ Class C(a)	16,495	14,943,810
Facebook, Inc. ‐ Class A(a)	35,900	5,393,975
Salesforce.com, Inc.(a)	31,100	2,678,332
		36,079,585
IT Services (6.4%)
Cognizant Technology Solutions Corp. ‐ Class A(a)	128,200	7,721,486
International Business Machines Corp.	61,900	9,921,951
		17,643,437
Semiconductors & Semiconductor Equipment (11.4%)
KLA‐Tencor Corp.	179,800	17,659,956
Xilinx, Inc.(b)	220,000	13,884,200
		31,544,156
TOTAL COMMON STOCKS (Cost $218,067,597)		275,062,874

SHORT TERM INVESTMENTS (12.1%)
REPURCHASE AGREEMENT (0.6%)
Tri‐Party Repurchase Agreement with South Street Securities Wachovia Tri‐Party, 0.63%, dated 04/28/17 and maturing 05/01/17, collateralized by U.S. Treasury Securities with rates ranging from 1.000% to 3.000% and maturity dates ranging from 05/15/18 to 11/15/44 with a par value of $1,657,645 and a collateral value of $1,658,713.	1,626,189	$1,626,189

COLLATERAL FOR SECURITIES LOANED (11.5%)
Mount Vernon Liquid Assets Portfolio, LLC, 1.12%

Semi-Annual Report | April 30, 2017 (Unaudited)	15

Schedules of Investments	White Oak Select Growth Fund

As of April 30, 2017 (Unaudited)

Security Description	Shares	Value
COLLATERAL FOR SECURITIES LOANED (continued) (Cost $31,913,463)	31,913,463	$31,913,463

TOTAL SHORT TERM INVESTMENTS (Cost $33,539,652)		33,539,652

TOTAL INVESTMENTS ‐ (111.4%) (Cost 251,607,249)		$308,602,526

Assets in Excess of Other Liabilities ‐ (11.4%)		(31,773,447)

NET ASSETS ‐ (100.0%)		$276,829,079

(a)	Non-income producing security.
(b)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $30,519,563.

The accompanying notes are an integral part of the financial statements.

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Pin Oak Equity Fund	Schedules of Investments

As of April 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (84.6%)
CONSUMER DISCRETIONARY (8.5%)
Auto Components (1.7%)
Gentex Corp.(a)	197,500	$4,078,375

Internet & Direct Marketing Retail (2.0%)
Amazon.com, Inc.(b)	5,120	4,735,949

Media (4.8%)
The Interpublic Group of Cos., Inc.(a)	149,000	3,511,930
Twenty‐First Century Fox, Inc. ‐ Class B	256,800	7,668,048
		11,179,978
CONSUMER STAPLES (4.2%)
Beverages (4.2%)
PepsiCo, Inc.	87,900	9,957,312

ENERGY (3.6%)
Energy Equipment & Services (1.0%)
Nabors Industries, Ltd.	192,100	1,986,314
Transocean, Ltd.(a)(b)	25,000	275,750
		2,262,064
Oil, Gas & Consumable Fuels (2.6%)
Valero Energy Corp.(a)	93,800	6,060,418

FINANCIALS (29.1%)
Capital Markets (8.8%)
The Bank of New York Mellon Corp.(a)	239,300	11,261,458
The Charles Schwab Corp.(a)	240,251	9,333,751
		20,595,209
Commercial Banks (10.6%)
CIT Group, Inc.	100,500	4,654,155
First Bancorp	23,964	719,879
Great Southern Bancorp, Inc.	38,457	1,928,618
International Bancshares Corp.	114,104	4,267,490
SunTrust Banks, Inc.	103,000	5,851,430
Wells Fargo & Co.(a)	138,700	7,467,608
		24,889,180
Consumer Finance (2.8%)
Capital One Financial Corp.	81,600	6,559,008

Insurance (6.9%)
Assurant, Inc.	36,700	3,532,008
Everest Re Group, Ltd.(a)	21,400	5,386,594

Semi-Annual Report | April 30, 2017 (Unaudited)	17

Schedules of Investments	Pin Oak Equity Fund

As of April 30, 2017 (Unaudited)

Security Description	Shares	Value
Insurance (continued)
The Travelers Cos., Inc.	60,100	$7,311,766
		16,230,368
HEALTH CARE (7.9%)
Health Care Providers & Services (4.1%)
DaVita HealthCare Partners, Inc.(b)	113,400	7,825,734
McKesson Corp.	12,700	1,756,283
		9,582,017
Pharmaceuticals (3.8%)
GlaxoSmithKline PLC ‐ Sponsored ADR(a)	221,300	9,051,170

INDUSTRIALS (4.0%)
Electrical Equipment (1.9%)
EnerSys	51,822	4,306,927

Machinery (2.1%)
Parker‐Hannifin Corp.	31,000	4,984,800

INFORMATION TECHNOLOGY (26.8%)
Electronic Equipment & Instruments (2.2%)
Flex, Ltd.(b)	328,000	5,070,880

Internet Software & Services (10.9%)
Alphabet, Inc. ‐ Class A(b)	3,850	3,559,402
Alphabet, Inc. ‐ Class C(b)	11,759	10,653,184
eBay, Inc.(b)	189,000	6,314,490
IAC/InterActive Corp.(b)	61,456	5,101,462
		25,628,538
IT Services (8.9%)
Amdocs, Ltd.	116,072	7,108,249
Paychex, Inc.(a)	143,949	8,533,297
The Western Union Co.(a)	267,000	5,302,620
		20,944,166
Semiconductors & Semiconductor Equipment (4.8%)
KLA‐Tencor Corp.	58,300	5,726,226
Xilinx, Inc.(a)	88,700	5,597,857
		11,324,083
MATERIALS (0.5%)
Metals & Mining (0.5%)
Teck Resources, Ltd. ‐ Class B(a)	60,814	1,261,282

TOTAL COMMON STOCKS (Cost $162,316,741)		198,701,724

18	1-888-462-5386 | www.oakfunds.com

Pin Oak Equity Fund	Schedules of Investments

As of April 30, 2017 (Unaudited)

Security Description	Shares	Value
SHORT TERM INVESTMENTS (41.4%)
REPURCHASE AGREEMENT (15.6%)
Tri‐Party Repurchase Agreement with South Street Securities Wachovia Tri‐Party, 0.63%, dated 04/28/17 and maturing 05/01/17, collateralized by U.S. Treasury Securities with rates ranging from 1.000% to 3.000% and with maturity dates ranging from 05/15/18 to 11/15/44 with a par value of $37,416,575 and a collateral value of $37,440,675.	36,706,531	$36,706,531

COLLATERAL FOR SECURITIES LOANED (25.8%)
Mount Vernon Liquid Assets Portfolio, LLC, 1.12% (Cost $60,509,309)	60,509,309	$60,509,309

TOTAL SHORT TERM INVESTMENTS (Cost $97,215,840)		97,215,840

TOTAL INVESTMENTS ‐ (126.0%) (Cost 259,532,581)		$295,917,564

Liabilities in Excess of Other Assets ‐ (26.0%)		(61,002,970)

NET ASSETS ‐ (100.0%)		$234,914,594

(a)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $58,581,483.
(b)	Non-income producing security.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | April 30, 2017 (Unaudited)	19

Schedules of Investments	Rock Oak Core Growth Fund

As of April 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (90.0%)
CONSUMER DISCRETIONARY (18.5%)
Hotels, Restaurants & Leisure (3.9%)
Wyndham Worldwide Corp.	3,445	$328,343

Internet & Direct Marketing Retail (8.9%)
Amazon.com, Inc.(a)	470	434,745
Netflix, Inc.(a)	2,075	315,815
		750,560
Media (5.7%)
Discovery Communications, Inc. ‐ Class A(a)	7,800	224,484
Liberty SiriusXM Group ‐ Class A(a)	6,900	262,890
		487,374
CONSUMER STAPLES (2.0%)
Beverages (2.0%)
Molson Coors Brewing Co. ‐ Class B	1,745	167,328

FINANCIALS (14.7%)
Commercial Banks (4.9%)
SunTrust Banks, Inc.	7,200	409,032

Consumer Finance (5.8%)
Capital One Financial Corp.	3,250	261,235
Synchrony Financial	8,350	232,130
		493,365
Insurance (4.0%)
The Hartford Financial Services Group, Inc.	6,950	336,102

HEALTH CARE (7.4%)
Biotechnology (2.1%)
Gilead Sciences, Inc.	2,585	177,202

Life Sciences Tools & Services (3.1%)
Illumina, Inc.(a)(b)	1,400	258,804

Pharmaceuticals (2.2%)
Jazz Pharmaceuticals PLC(a)	1,170	186,358

INDUSTRIALS (7.1%)
Aerospace & Defense (4.4%)
L‐3 Communications Holdings, Inc.	2,150	369,305

20	1-888-462-5386 | www.oakfunds.com

Rock Oak Core Growth Fund	Schedules of Investments

As of April 30, 2017 (Unaudited)

Security Description	Shares	Value
Professional Services (2.7%)
Nielsen Holdings PLC(b)	5,650	$232,385

INFORMATION TECHNOLOGY (40.3%)
Communications Equipment (3.3%)
F5 Networks, Inc.(a)(b)	2,150	277,629

Internet Software & Services (3.1%)
Salesforce.com, Inc.(a)	3,030	260,944

IT Services (13.8%)
Cognizant Technology Solutions Corp. ‐ Class A(a)	2,800	168,644
CSRA, Inc.	5,650	164,302
DXC Technology Co.(a)	5,650	425,671
Vantiv, Inc. ‐ Class A(a)	6,550	406,362
		1,164,979
Software (7.5%)
CA, Inc.(b)	9,950	326,658
Check Point Software Technologies, Ltd.(a)	3,000	312,030
		638,688
Technology Hardware, Storage & Peripherals (12.6%)
NetApp, Inc.	8,755	348,887
Seagate Technology PLC	7,710	324,822
Western Digital Corp.	4,395	391,463
		1,065,172
TOTAL COMMON STOCKS (Cost $5,063,624)		7,603,570

SHORT TERM INVESTMENTS (21.1%)
REPURCHASE AGREEMENT (10.0%)
Tri‐Party Repurchase Agreement with South Street Securities Wachovia Tri‐Party, 0.63%, dated 04/28/17 and maturing 05/01/17, collateralized by U.S. Treasury Securities with rates ranging from 1.000% to 3.000% and with maturity dates ranging from 05/15/18 to 11/15/44 with a par value of $864,366 and a collateral value of $864,923.	847,963	$847,963

COLLATERAL FOR SECURITIES LOANED (11.1%)
Mount Vernon Liquid Assets Portfolio, LLC, 1.12%

Semi-Annual Report | April 30, 2017 (Unaudited)	21

Schedules of Investments	Rock Oak Core Growth Fund

As of April 30, 2017 (Unaudited)

Security Description	Shares	Value
COLLATERAL FOR SECURITIES LOANED (continued) (Cost $939,679)	939,679	$939,679

TOTAL SHORT TERM INVESTMENTS (Cost $1,787,642)		1,787,642

TOTAL INVESTMENTS ‐ (111.1%) (Cost 6,851,266)		$9,391,212

Assets in Excess of Other Liabilities ‐ (11.1%)		(936,633)

NET ASSETS ‐ (100.0%)		$8,454,579

(a)	Non-income producing security.
(b)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $928,173.

The accompanying notes are an integral part of the financial statements.

22	1-888-462-5386 | www.oakfunds.com

River Oak Discovery Fund	Schedules of Investments

As of April 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (88.4%)
CONSUMER DISCRETIONARY (4.7%)
Diversified Consumer Services (1.7%)
DeVry Education Group, Inc.(a)	6,315	$239,023

Specialty Retail (3.0%)
Aaron's, Inc.	11,360	408,278

CONSUMER STAPLES (2.6%)
Beverages (2.6%)
The Boston Beer Co., Inc. ‐ Class A(a)(b)	2,555	368,814

ENERGY (1.8%)
Energy Equipment & Services (1.8%)
Atwood Oceanics, Inc.(a)(b)	31,550	247,037

FINANCIALS (18.5%)
Capital Markets (5.4%)
Cowen Group, Inc. ‐ Class A(a)(b)	21,725	345,427
Janus Capital Group, Inc.	29,400	401,604
		747,031
Commercial Banks (6.6%)
Union Bankshares Corp.	14,050	481,072
Zions Bancorporation	10,800	432,324
		913,396
Insurance (6.5%)
Assurant, Inc.	6,350	611,124
CNO Financial Group, Inc.	14,000	294,980
		906,104
HEALTH CARE (13.7%)
Biotechnology (2.7%)
United Therapeutics Corp.(a)(b)	2,975	373,958

Health Care Providers & Services (5.4%)
Envision Healthcare Corp.(b)	5,450	305,363
Magellan Health, Inc.(b)	6,350	436,880
		742,243
Health Care Technology (3.0%)
Quality Systems, Inc.(b)	29,500	420,670

Pharmaceuticals (2.6%)
Endo International PLC(b)	31,615	359,463

Semi-Annual Report | April 30, 2017 (Unaudited)	23

Schedules of Investments	River Oak Discovery Fund

As of April 30, 2017 (Unaudited)

Security Description	Shares	Value
INDUSTRIALS (9.6%)
Building Materials (2.8%)
Gibraltar Industries, Inc.(b)	9,825	$385,631

Construction & Engineering (3.7%)
Argan, Inc.	7,650	511,402

Machinery (3.1%)
Kadant, Inc.	7,010	435,672

INFORMATION TECHNOLOGY (33.7%)
Electronic Equipment & Instruments (4.5%)
Dolby Laboratories, Inc. ‐ Class A	7,200	379,656
Hollysys Automation Technologies, Ltd.	15,500	248,620
		628,276
Semiconductors & Semiconductor Equipment (18.3%)
Advanced Energy Industries, Inc.(b)	9,170	676,746
Ambarella, Inc.(a)(b)	5,430	305,275
Cirrus Logic, Inc.(b)	10,510	676,318
Kulicke & Soffa Industries, Inc.(b)	21,075	470,394
Synaptics, Inc.(a)(b)	7,540	412,966
		2,541,699
Software (10.9%)
FireEye, Inc.(a)(b)	23,005	287,793
Fortinet, Inc.(b)	14,950	583,050
VASCO Data Security International, Inc.(a)(b)	21,035	283,972
Verint Systems, Inc.(b)	9,170	360,381
		1,515,196
MATERIALS (3.8%)
Forest Products & Paper (3.8%)
Mercer International, Inc.	42,840	522,648

TOTAL COMMON STOCKS (Cost $9,336,048)		12,266,541

SHORT TERM INVESTMENTS (29.6%)
REPURCHASE AGREEMENT (11.7%)
Tri‐Party Repurchase Agreement with South Street Securities Wachovia Tri‐Party, 0.63%, dated 04/28/17 and maturing 05/01/17, collateralized by U.S. Treasury Securities with rates ranging from 1.000% to 3.000% and with maturity dates ranging from 05/15/18 to 11/15/44 with a par value of $1,659,944 and a collateral value of $1,661,013.	1,628,444	$1,628,444

24	1-888-462-5386 | www.oakfunds.com

River Oak Discovery Fund	Schedules of Investments

As of April 30, 2017 (Unaudited)

Security Description	Shares	Value
COLLATERAL FOR SECURITIES LOANED (17.9%)
Mount Vernon Liquid Assets Portfolio, LLC, 1.12% (Cost $2,487,755)	2,487,755	$2,487,755

TOTAL SHORT TERM INVESTMENTS (Cost $4,116,199)		4,116,199

TOTAL INVESTMENTS ‐ (118.0%) (Cost 13,452,247)		$16,382,740

Liabilities in Excess of Other Assets ‐ (18.0%)		(2,502,104)

NET ASSETS ‐ (100.0%)		$13,880,636

(a)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $2,500,396.
(b)	Non-income producing security.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | April 30, 2017 (Unaudited)	25

Schedules of Investments	Red Oak Technology Select Fund

As of April 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (91.4%)
CONSUMER DISCRETIONARY (3.1%)
Internet & Direct Marketing Retail (3.1%)
Amazon.com, Inc.(a)	15,400	$14,244,846

INDUSTRIALS (1.7%)
Aerospace & Defense (1.7%)
Huntington Ingalls Industries, Inc.	38,966	7,827,880

INFORMATION TECHNOLOGY (86.6%)
Communications Equipment (7.7%)
Cisco Systems, Inc.(b)	553,000	18,840,710
Juniper Networks, Inc.	356,000	10,704,920
Qualcomm, Inc.	107,500	5,777,050
		35,322,680
Computers & Peripherals (4.7%)
Apple, Inc.	94,820	13,620,893
HP, Inc.	430,500	8,102,010
		21,722,903
Electronic Equipment & Instruments (5.9%)
Arrow Electronics, Inc.(a)	91,275	6,434,888
Corning, Inc.	350,000	10,097,500
Flex, Ltd.(a)	100,000	1,546,000
Keysight Technologies, Inc.(a)	241,000	9,020,630
		27,099,018
Internet Software & Services (16.5%)
Alphabet, Inc. ‐ Class A(a)	16,380	15,143,638
Alphabet, Inc. ‐ Class C(a)	25,996	23,551,336
eBay, Inc.(a)	295,000	9,855,950
Facebook, Inc. ‐ Class A(a)	116,725	17,537,931
IAC/InterActive Corp.(a)	117,700	9,770,277
		75,859,132
IT Services (10.6%)
Accenture PLC ‐ Class A	76,400	9,267,320
Alliance Data Systems Corp.(b)	39,100	9,760,533
CSG Systems International, Inc.	32,619	1,223,538
CSRA, Inc.(b)	267,947	7,791,899
DXC Technology Co.(a)	70,170	5,286,608
International Business Machines Corp.	60,100	9,633,429
Total System Services, Inc.	100,500	5,759,655
		48,722,982
Semiconductors & Semiconductor Equipment (14.1%)
Intel Corp.	491,800	17,778,570
KLA‐Tencor Corp.	133,600	13,122,192

26	1-888-462-5386 | www.oakfunds.com

Red Oak Technology Select Fund	Schedules of Investments

As of April 30, 2017 (Unaudited)

Security Description	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Marvell Technology Group, Ltd.	208,400	$3,130,168
NVIDIA Corp.	104,000	10,847,200
Skyworks Solutions, Inc.	90,770	9,053,400
Xilinx, Inc.(b)	173,400	10,943,274
		64,874,804
Software (21.2%)
CA, Inc.(b)	317,000	10,407,110
Check Point Software Technologies, Ltd.(a)	66,200	6,885,462
Dell Technologies, Inc. ‐ Class V(a)	7,657	513,861
Microsoft Corp.	276,300	18,915,498
Oracle Corp.	384,100	17,269,136
Red Hat, Inc.(a)	141,800	12,489,744
Symantec Corp.	138,000	4,364,940
Synopsys, Inc.(a)	201,100	14,821,070
VMware, Inc. ‐ Class A(a)(b)	125,800	11,840,296
		97,507,117
Technology Hardware, Storage & Peripherals (5.9%)
Hewlett Packard Enterprise Co.	296,500	5,523,795
NetApp, Inc.(b)	218,500	8,707,225
Seagate Technology PLC(b)	240,000	10,111,200
Western Digital Corp.	33,000	2,939,310
		27,281,530
TOTAL COMMON STOCKS (Cost $324,565,412)		420,462,892

SHORT TERM INVESTMENTS (25.6%)
REPURCHASE AGREEMENT (9.2%)
Tri‐Party Repurchase Agreement with South Street Securities Wachovia Tri‐Party, 0.63%, dated 04/28/17 and maturing 05/01/17, collateralized by U.S. Treasury Securities with rates ranging from 1.000% to 3.000% and with maturity dates ranging from 05/15/18 to 11/15/44 with a par value of $43,406,328 and collateral value of $43,434,287.	42,582,618	$42,582,618

COLLATERAL FOR SECURITIES LOANED (16.4%)
Mount Vernon Liquid Assets Portfolio, LLC, 1.12%

Semi-Annual Report | April 30, 2017 (Unaudited)	27

Schedules of Investments	Red Oak Technology Select Fund

As of April 30, 2017 (Unaudited)

Security Description	Shares	Value
COLLATERAL FOR SECURITIES LOANED (continued) (Cost $75,336,117)	75,336,117	$75,336,117

TOTAL SHORT TERM INVESTMENTS (Cost $117,918,735)		117,918,735

TOTAL INVESTMENTS ‐ (117.0%) (Cost 442,484,147)		$538,381,627

Liabilities in Excess of Other Assets ‐ (17.0%)		(77,916,217)

NET ASSETS ‐ (100.0%)		$460,465,410

(a)	Non-income producing security.
(b)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $73,122,482.

The accompanying notes are an integral part of the financial statements.

28	1-888-462-5386 | www.oakfunds.com

Black Oak Emerging Technology Fund	Schedules of Investments

As of April 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (94.8%)
HEALTH CARE (4.6%)
Health Care Technology (1.7%)
Quality Systems, Inc.(a)	43,000	$613,180

Life Sciences Tools & Services (2.9%)
Illumina, Inc.(a)(b)	5,800	1,072,188

INFORMATION TECHNOLOGY (89.4%)
Communications Equipment (11.0%)
CalAmp Corp.(a)(b)	35,000	627,900
F5 Networks, Inc.(a)	7,150	923,279
NETGEAR, Inc.(a)(b)	14,810	698,292
Palo Alto Networks, Inc.(a)(b)	5,900	639,619
Qualcomm, Inc.	20,215	1,086,354
		3,975,444
Computers & Peripherals (5.6%)
Apple, Inc.	14,000	2,011,100

Electronic Equipment & Instruments (5.0%)
Arrow Electronics, Inc.(a)	15,745	1,110,023
SYNNEX Corp.	6,275	680,398
		1,790,421
Internet Software & Services (6.1%)
Blucora, Inc.(a)	49,350	910,508
LogMeIn, Inc.(b)	1,684	190,251
Salesforce.com, Inc.(a)	13,000	1,119,560
		2,220,319
IT Services (14.9%)
Alliance Data Systems Corp.(b)	4,860	1,213,202
Cognizant Technology Solutions Corp. ‐ Class A(a)	9,600	578,208
CSG Systems International, Inc.(b)	16,255	609,725
CSRA, Inc.(b)	19,950	580,146
DXC Technology Co.(a)	19,950	1,503,033
Perficient, Inc.(a)(b)	29,165	508,054
Science Applications International Corp.(b)	5,665	413,488
		5,405,856
Semiconductors & Semiconductor Equipment (28.8%)
Ambarella, Inc.(a)(b)	15,275	858,761
Cirrus Logic, Inc.(a)	26,800	1,724,580
IXYS Corp.	62,690	874,525
Lam Research Corp.(b)	12,950	1,875,807
MaxLinear, Inc. ‐ Class A(a)(b)	34,600	962,918
Photronics, Inc.(a)(b)	94,125	1,082,438
Silicon Motion Technology Corp. ‐ ADR(b)	31,000	1,505,050

Semi-Annual Report | April 30, 2017 (Unaudited)	29

Schedules of Investments	Black Oak Emerging Technology Fund

As of April 30, 2017 (Unaudited)

Security Description	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Synaptics, Inc.(a)(b)	12,780	$699,961
Xperi Corp.	25,650	861,840
		10,445,880
Software (15.7%)
CA, Inc.(b)	45,100	1,480,633
Citrix Systems, Inc.(a)	9,800	793,212
Dell Technologies, Inc. ‐ Class V(a)	4,803	322,329
Fortinet, Inc.(a)	34,760	1,355,640
Monotype Imaging Holdings, Inc.	36,780	748,473
VASCO Data Security International, Inc.(a)(b)	74,275	1,002,713
		5,703,000
Technology Hardware, Storage & Peripherals (2.3%)
Seagate Technology PLC(b)	20,045	844,496

TELECOMMUNICATION SERVICES (0.8%)
Diversified Telecommunication Services (0.8%)
IDT Corp. ‐ Class B(b)	18,000	273,420

TOTAL COMMON STOCKS (Cost $23,365,334)		34,355,304

SHORT TERM INVESTMENTS (38.1%)
REPURCHASE AGREEMENT (5.2%)
Tri‐Party Repurchase Agreement with South Street Securities Wachovia Tri‐Party, 0.63%, dated 04/28/17 and maturing 05/01/17, collateralized by U.S. Treasury Securities with rates ranging from 1.000% to 3.000% and with maturity dates ranging from 05/15/18 to 11/15/44 with a par value of $1,930,167 and a collateral value of $1,931,411.	1,893,539	$1,893,539

COLLATERAL FOR SECURITIES LOANED (32.9%)
Mount Vernon Liquid Assets Portfolio, LLC, 1.12% (Cost $11,945,546)	11,945,546	$11,945,546

TOTAL SHORT TERM INVESTMENTS (Cost $13,839,085)		13,839,085

TOTAL INVESTMENTS ‐ (132.9%) (Cost 37,204,419)		$48,194,389

Assets in Excess of Other Liabilities ‐ (32.9%)		(11,939,653)

NET ASSETS ‐ (100.0%)		$36,254,736

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Black Oak Emerging Technology Fund	Schedules of Investments

As of April 30, 2017 (Unaudited)

(a)	Non-income producing security.
(b)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $11,623,000.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | April 30, 2017 (Unaudited)	31

Schedules of Investments	Live Oak Health Sciences Fund

As of April 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (97.9%)
HEALTH CARE (96.7%)
Biotechnology (11.0%)
Amgen, Inc.	26,200	$4,278,984
Biogen, Inc.(a)	10,750	2,915,507
Bioverativ, Inc.(a)	4,050	238,181
		7,432,672
Health Care Equipment & Supplies (13.7%)
Becton Dickinson and Co.	14,100	2,636,277
CR Bard, Inc.(b)	9,850	3,028,678
Halyard Health, Inc.(a)	8,000	316,000
Medtronic PLC	15,196	1,262,636
Stryker Corp.	15,300	2,086,461
		9,330,052
Health Care Providers & Services (42.2%)
Aetna, Inc.(b)	14,700	1,985,529
Anthem, Inc.	17,300	3,077,497
Cardinal Health, Inc.	39,500	2,867,305
Cigna Corp.(b)	10,700	1,673,159
CVS Health Corp.	11,600	956,304
DaVita HealthCare Partners, Inc.(a)	39,400	2,718,994
Express Scripts Holding Co.(a)(b)	44,100	2,705,094
McKesson Corp.	19,450	2,689,740
Owens & Minor, Inc.(b)	85,080	2,948,022
Quest Diagnostics, Inc.(b)	23,300	2,458,383
UnitedHealth Group, Inc.	12,700	2,220,976
VCA, Inc.(a)	25,700	2,353,349
		28,654,352
Life Sciences Tools & Services (7.2%)
Charles River Laboratories International, Inc.(a)	22,800	2,045,160
Waters Corp.(a)	16,700	2,837,163
		4,882,323
Pharmaceuticals (22.6%)
Bayer AG ‐ Sponsored ADR	9,300	1,157,180
Eli Lilly & Co.	16,500	1,353,990
Endo International PLC(a)	117,000	1,330,290
GlaxoSmithKline PLC ‐ Sponsored ADR	56,800	2,323,120
Johnson & Johnson	14,700	1,815,009
Merck & Co., Inc.	39,600	2,468,268
Mylan NV(a)	19,400	724,590
Sanofi ‐ ADR	46,992	2,222,722
Teva Pharmaceutical Industries, Ltd. ‐ Sponsored ADR	62,800	1,983,224
		15,378,393

32	1-888-462-5386 | www.oakfunds.com

Live Oak Health Sciences Fund	Schedules of Investments

As of April 30, 2017 (Unaudited)

Security Description	Shares	Value
INFORMATION TECHNOLOGY (1.2%)
Electronic Equipment & Instruments (1.2%)
Keysight Technologies, Inc.(a)	22,500	$842,175

TOTAL COMMON STOCKS (Cost $46,606,411)		66,519,967

SHORT TERM INVESTMENTS (15.8%)
REPURCHASE AGREEMENT (2.1%)
Tri‐Party Repurchase Agreement with South Street Securities Wachovia Tri‐Party, 0.63%, dated 04/28/17 and maturing 05/01/17, collateralized by U.S. Treasury Securities with rates ranging from 1.000% to 3.000% and with maturity dates ranging from 05/15/18 to 11/15/44 with a par value of $1,423,774 and with a collateral value of $1,424,691.	1,396,755	$1,396,755

COLLATERAL FOR SECURITIES LOANED (13.7%)
Mount Vernon Liquid Assets Portfolio, LLC, 1.12% (Cost $9,304,313)	9,304,313	$9,304,313

TOTAL SHORT TERM INVESTMENTS (Cost $10,701,068)		10,701,068

TOTAL INVESTMENTS ‐ (113.7%) (Cost 57,307,479)		$77,221,035

Assets in Excess of Other Liabilities ‐ (13.7%)		(9,297,508)

NET ASSETS ‐ (100.0%)		$67,923,527

(a)	Non-income producing security.
(b)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $9,123,648.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | April 30, 2017 (Unaudited)	33

Statements of Assets and Liabilities

April 30, 2017 (Unaudited)

	White Oak Select Growth Fund	Pin Oak Equity Fund

Investments at cost	$251,607,249	$259,532,581
ASSETS:
Investments at fair value	$308,602,526	$295,917,564
Cash	76,200	146
Receivable for fund shares sold	169,286	519,470
Receivable for investment securities sold	112,417	96,161
Dividends and interest receivable	42,885	47,394
Prepaid expenses	26,836	23,833
Total Assets	309,030,150	296,604,568
LIABILITIES:
Payable for fund shares redeemed	29,884	248,845
Investment advisory fees payable	165,238	139,413
Administration fees payable	13,723	11,970
Payable for collateral upon return of securities loaned	31,913,463	60,509,309
Trustees' fees payable	15,245	6,627
Payable for investment securities purchased	–	757,608
Principal financial officer fees payable	481	84
Printing fees payable	14,102	3,638
Transfer agent fees payable	38,490	7,982
Legal and audit fees payable	1,231	1,204
Other accrued expenses	9,214	3,294
Total Liabilities	32,201,071	61,689,974
Total Net Assets	$276,829,079	$234,914,594
NET ASSETS:
Paid‐in capital (unlimited authorization ‐ no par value)	$225,211,144	$197,443,405
Accumulated undistributed net investment income (loss)	657,282	276,299
Accumulated net realized gain (loss) on investments	(6,034,624)	809,907
Net unrealized appreciation on investments	56,995,277	36,384,983
Total Net Assets	$276,829,079	$234,914,594
PORTFOLIO SHARES:
Net Assets	$276,829,079	$234,914,594
Total shares outstanding at end of period	3,627,560	3,882,180
Net assets value, offering and redemption price per share (net assets ÷ shares outstanding)	$76.31	$60.51

The accompanying notes are an integral part of the financial statements.

34	1-888-462-5386 | www.oakfunds.com

Rock Oak Core Growth Fund	River Oak Discovery Fund	Red Oak Technology Select Fund	Black Oak Emerging Technology Fund	Live Oak Health Sciences Fund

$6,851,266	$13,452,247	$442,484,147	$37,204,419	$57,307,479

$9,391,212	$16,382,740	$538,381,627	$48,194,389	$77,221,035
–	–	–	–	–
5,075	–	947,787	48,958	99,633
–	–	–	–	–
45	1,558	94,680	99	8,434
12,515	6,229	23,466	14,686	8,848
9,408,847	16,390,527	539,447,560	48,258,132	77,337,950

–	150	170,795	13,477	44,427
3,401	9,527	267,048	21,778	40,706
1,313	1,755	21,961	2,676	4,248
939,679	2,487,755	75,336,117	11,945,546	9,304,313
439	761	10,772	1,990	3,579
–	–	3,158,714	–	–
16	24	26	62	105
551	377	2,499	1,929	2,536
1,709	1,778	10,453	8,429	6,052
6,589	6,930	235	6,011	5,332
571	834	3,530	1,498	3,125
954,268	2,509,891	78,982,150	12,003,396	9,414,423
$8,454,579	$13,880,636	$460,465,410	$36,254,736	$67,923,527

$5,315,905	$9,289,077	$356,060,447	$22,308,804	$47,812,251
(1,285)	(94,704)	434,851	(42,620)	35,074
600,013	1,755,770	8,072,632	2,998,582	162,646
2,539,946	2,930,493	95,897,480	10,989,970	19,913,556
$8,454,579	$13,880,636	$460,465,410	$36,254,736	$67,923,527

$8,454,579	$13,880,636	$460,465,410	$36,254,736	$67,923,527
575,814	856,954	20,529,069	7,362,780	3,427,778

$14.68	$16.20	$22.43	$4.92	$19.82

Semi-Annual Report | April 30, 2017 (Unaudited)	35

Statements of Operations

For the Six Months Ended April 30, 2017 (Unaudited)

	White Oak Select Growth Fund	Pin Oak Equity Fund
INVESTMENT INCOME:
Dividends	$2,406,846	$1,213,942
Securities lending income	16,657	11,930
Interest	2,206	52,980
Less: Foreign withholding tax	(19,278)	(216)
Total Investment Income	2,406,431	1,278,636
EXPENSES:
Investment advisory fees	987,952	645,256
Administration fees	84,433	55,122
Trustees' fees	40,570	19,812
Legal and audit fees	36,511	21,147
Transfer agent fees	71,096	31,069
Sub transfer agent fees	67,174	31,424
Registration fees	6,794	6,840
Printing fees	17,195	8,113
Custodian fees	5,724	3,416
Principal financial officer fees	1,799	870
Insurance and other fees	26,655	12,363
Total Expenses	1,345,903	835,432
Less: Investment advisory fees waived	–	–
Net Expenses	1,345,903	835,432
Net Investment Income (Loss)	1,060,528	443,204
Net realized gain on securities sold	2,246,972	814,780
Net change in unrealized appreciation (depreciation) of investment securities	31,916,045	18,197,465
Net Realized and Unrealized Gain on Investments	34,163,017	19,012,245
Net Increase in Net Assets Resulting From Operations	$35,223,545	$19,455,449

The accompanying notes are an integral part of the financial statements.

36	1-888-462-5386 | www.oakfunds.com

Rock Oak Core Growth Fund	River Oak Discovery Fund	Red Oak Technology Select Fund	Black Oak Emerging Technology Fund	Live Oak Health Sciences Fund

$58,078	$44,418	$2,002,327	$166,683	$443,188
944	2,313	53,178	5,805	6,788
760	1,332	62,299	2,261	3,349
–	–	–	(160)	(6,275)
59,782	48,063	2,117,804	174,589	447,050

29,706	61,044	1,216,395	128,688	231,393
3,560	5,486	102,929	11,955	20,740
1,186	2,072	34,260	5,275	9,246
7,641	8,733	36,918	10,641	13,515
7,204	7,275	47,789	28,405	15,660
357	360	66,764	6,594	10,065
8,933	8,050	8,490	7,915	9,216
703	470	13,469	2,487	3,619
836	882	5,674	1,579	2,441
56	91	1,507	234	407
1,427	1,995	19,842	4,072	7,025
61,609	96,458	1,554,037	207,845	323,327
(11,286)	(4,651)	–	–	–
50,323	91,807	1,554,037	207,845	323,327
9,459	(43,744)	563,767	(33,256)	123,723
686,838	1,804,156	8,079,801	2,998,680	921,745

475,635	(32,476)	43,271,135	1,228,740	6,430,646
1,162,473	1,771,680	51,350,936	4,227,420	7,352,391
$1,171,932	$1,727,936	$51,914,703	$4,194,164	$7,476,114

Semi-Annual Report | April 30, 2017 (Unaudited)	37

Statements of Changes in Net Assets

	White Oak Select Growth Fund		Pin Oak Equity Fund
	For The Six Months Ended April 30, 2017 (Unaudited)	For The Year Ended October 31 2016	For The Six Months Ended April 30, 2017 (Unaudited)	For The Year Ended October 31 2016
INVESTMENT ACTIVITIES:

Net investment income (loss)	$1,060,528	$2,583,755	$443,204	$876,904
Net realized gain (loss) on securities sold	2,246,972	16,035,475	814,780	1,894,762
Net change in unrealized appreciation (depreciation) of investment securities	31,916,045	(9,431,729)	18,197,465	2,891,068
Net Increase in Net Assets Resulting from Operations	35,223,545	9,187,501	19,455,449	5,662,734
DISTRIBUTIONS TO SHAREHOLDERS:
Net income	(2,687,021)	(1,677,212)	(827,884)	(762,856)
Realized capital gains	–	–	(1,899,609)	(2,912,364)
Total Distributions	(2,687,021)	(1,677,212)	(2,727,493)	(3,675,220)
CAPITAL SHARE TRANSACTIONS (IN DOLLARS):
Shares issued	6,516,741	20,547,788	123,786,281	27,038,414
Shares issued in lieu of cash distributions	2,549,043	1,580,149	2,531,718	3,326,291
Shares redeemed	(13,206,340)	(38,857,403)	(18,059,785)	(21,399,655)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(4,140,556)	(16,729,466)	108,258,214	8,965,050
Total Increase (Decrease) in Net Assets	28,395,968	(9,219,177)	124,986,170	10,952,564
NET ASSETS:
Beginning of period	248,433,111	257,652,288	109,928,424	98,975,860
End of period	$276,829,079	$248,433,111	$234,914,594	$109,928,424

Including accumulated undistributed net investment income (loss)	$657,282	$2,283,775	$276,299	$660,979
SHARES ISSUED AND REDEEMED:
Issued	88,546	318,157	2,083,489	545,240
Issued in lieu of cash distributions	35,222	23,902	43,411	65,465
Redeemed	(179,948)	(609,288)	(305,160)	(437,227)
Net Increase (Decrease) in Share Transactions	(56,180)	(267,229)	1,821,740	173,478

The accompanying notes are an integral part of the financial statements.

38	1-888-462-5386 | www.oakfunds.com

Rock Oak Core Growth Fund		River Oak Discovery Fund		Red Oak Technology Select Fund
For The Six Months Ended April 30, 2017 (Unaudited)	For The Year Ended October 31 2016	For The Six Months Ended April 30, 2017 (Unaudited)	For The Year Ended October 31 2016	For The Six Months Ended April 30, 2017 (Unaudited)	For The Year Ended October 31 2016

$9,459	$107,587	$(43,744)	$(49,736)	$563,767	$1,669,652

686,838	(85,930)	1,804,156	(40,444)	8,079,801	2,647,186

475,635	237,246	(32,476)	485,427	43,271,135	19,253,931

1,171,932	258,903	1,727,936	395,247	51,914,703	23,570,769

(54,642)	(60,295)	–	(14,119)	(993,217)	(1,455,611)
–	(175,227)	–	–	(2,532,338)	(4,075,253)
(54,642)	(235,522)	–	(14,119)	(3,525,555)	(5,530,864)

137,397	307,326	121,041	158,944	266,055,591	74,929,886

45,524	186,202	–	7,988	3,369,836	5,008,817
(240,870)	(929,007)	(290,104)	(808,194)	(46,412,680)	(39,916,417)

(57,949)	(435,479)	(169,063)	(641,262)	223,012,747	40,022,286

1,059,341	(412,098)	1,558,873	(260,134)	271,401,895	58,062,191

7,395,238	7,807,336	12,321,763	12,581,897	189,063,515	131,001,324
$8,454,579	$7,395,238	$13,880,636	$12,321,763	$460,465,410	$189,063,515

$(1,285)	$43,898	$(94,704)	$(50,960)	$434,851	$864,301

9,599	24,269	7,630	11,174	12,731,561	4,138,045

3,347	15,300	–	573	166,823	302,282
(17,689)	(76,822)	(18,071)	(58,450)	(2,180,284)	(2,257,110)

(4,743)	(37,253)	(10,441)	(46,703)	10,718,100	2,183,217

Semi-Annual Report | April 30, 2017 (Unaudited)	39

Statements of Changes in Net Assets

	Black Oak Emerging Technology Fund		Live Oak Health Sciences Fund
	For The Six Months Ended April 30, 2017 (Unaudited)	For The Year Ended October 31 2016	For The Six Months Ended April 30, 2017 (Unaudited)	For The Year Ended October 31 2016
INVESTMENT ACTIVITIES:
Net investment income (loss)	$(33,256)	$69,450	$123,723	$326,150
Net realized gain on securities sold	2,998,680	1,433,063	921,745	2,267,649
Net change in unrealized appreciation (depreciation) of investment securities	1,228,740	1,358,179	6,430,646	(3,960,509)
Net Increase (Decrease) in Net Assets Resulting from Operations	4,194,164	2,860,692	7,476,114	(1,366,710)
DISTRIBUTIONS TO SHAREHOLDERS:
Net income	(9,364)	–	(315,657)	(1,883,024)
Realized capital gains	(1,306,166)	(944,209)	(906,767)	(6,908,453)
Total Distributions	(1,315,530)	(944,209)	(1,222,424)	(8,791,477)
CAPITAL SHARE TRANSACTIONS (IN DOLLARS):
Shares issued	915,390	1,133,653	13,075,402	13,892,851
Shares issued in lieu of cash distributions	1,152,138	814,965	1,107,629	7,836,751
Shares redeemed	(1,585,722)	(3,268,885)	(8,572,546)	(8,684,293)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	481,806	(1,320,267)	5,610,485	13,045,309
Total Increase in Net Assets	3,360,440	596,216	11,864,175	2,887,122
NET ASSETS:
Beginning of period	32,894,296	32,298,080	56,059,352	53,172,230
End of period	$36,254,736	$32,894,296	$67,923,527	$56,059,352
Including accumulated undistributed net investment income (loss)	$(42,620)	$–	$35,074	$227,008
SHARES ISSUED AND REDEEMED:
Issued	192,105	261,227	694,208	714,136
Issued in lieu of cash distributions	249,381	197,807	60,825	405,890
Redeemed	(332,511)	(791,999)	(453,770)	(450,008)
Net Increase (Decrease) in Share Transactions	108,975	(332,965)	301,263	670,018

The accompanying notes are an integral part of the financial statements.

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OAK ASSOCIATES FUNDS

This Page Intentionally Left Blank

Financial Highlights

For a share outstanding throughout the periods ended

	For the Six Months Ended April 30, 2017 (Unaudited)
WHITE OAK SELECT GROWTH FUND
Net Asset Value Beginning of Period	$67.44
Income (Loss) From Operations
Net Investment Income(a)	0.29
Realized and Unrealized Gain in Securities(a)	9.31
Total From Operations	9.60

Less Distributions:
Dividends from Net Investment Income	(0.73)
Distributions from Capital Gains	–
Total Dividends and Distributions	(0.73)
Net Asset Value End of Period	$76.31

Total Return(b)	14.30	%(c)
Net Assets End of Period (000)	$276,829

Ratio of Net Expenses to Average Net Assets	1.01	%(d)
Ratio of Net Investment Income to Average Net Assets	0.79	%(d)
Ratio of Expenses to Average Net Assets (Excluding Waivers and/or Fees Paid Indirectly)	1.01	%(d)
Portfolio Turnover Rate	11	%(d)

(a)	Per share calculations were performed using average shares for the period.
(b)	Figures do not reflect the deduction of taxes the shareholder will pay on fund distributions or redemption of fund shares.
(c)	Not annualized.
(d)	Annualized.

The accompanying notes are an integral part of the financial statements.

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Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012

$65.21	$60.34	$53.66	$42.50	$39.09

0.66	0.94	0.35	0.24	0.11
1.99	4.90	6.57	11.06	3.30
2.65	5.84	6.92	11.30	3.41

(0.42)	(0.97)	(0.24)	(0.14)	–
–	–	–	–	–
(0.42)	(0.97)	(0.24)	(0.14)	–
$67.44	$65.21	$60.34	$53.66	$42.50

4.07%	9.84%	12.94%	26.65%	8.72%
$248,433	$257,652	$256,221	$253,803	$228,596

1.06%	1.06%	1.10%	1.12%	1.16%
1.03%	1.52%	0.61%	0.50%	0.28%
1.06%	1.06%	1.10%	1.12%	1.16%
14%	9%	1%	89%	86%

Semi-Annual Report | April 30, 2017 (Unaudited)	43

Financial Highlights

For a share outstanding throughout the periods ended

	For the Six Months Ended April 30, 2017 (Unaudited)
PIN OAK EQUITY FUND
Net Asset Value Beginning of Period	$53.35
Income (Loss) From Operations
Net Investment Income(a)	0.15
Realized and Unrealized Gain in Securities(a)	8.19
Total From Operations	8.34

Less Distributions:
Dividends from Net Investment Income	(0.36)
Distributions from Capital Gains	(0.82)
Total Dividends and Distributions	(1.18)
Net Asset Value End of Period	$60.51

Total Return(b)	15.72	%(c)
Net Assets End of Period (000)	$234,915

Ratio of Net Expenses to Average Net Assets	0.95	%(d)
Ratio of Net Investment Income to Average Net Assets	0.51	%(d)
Ratio of Expenses to Average Net Assets (Excluding Waivers and/or Fees Paid Indirectly)	0.95	%(d)
Portfolio Turnover Rate	4	%(d)

(a)	Per share calculations were performed using average shares for the period.
(b)	Figures do not reflect the deduction of taxes the shareholder will pay on fund distributions or redemption of fund shares.
(c)	Not annualized.
(d)	Annualized.

The accompanying notes are an integral part of the financial statements.

44	1-888-462-5386 | www.oakfunds.com

Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012

$52.45	$49.76	$43.07	$32.86	$28.52

0.43	0.54	0.30	0.26	0.21
2.38	2.77	6.67	10.18	4.13
2.81	3.31	6.97	10.44	4.34

(0.40)	(0.53)	(0.28)	(0.23)	–
(1.51)	(0.09)	–	–	–
(1.91)	(0.62)	(0.28)	(0.23)	–
$53.35	$52.45	$49.76	$43.07	$32.86

5.54%	6.76%	16.25%	31.94%	15.22%
$109,928	$98,976	$94,316	$81,408	$69,107

1.08%	1.10%	1.13%	1.16%	1.21%
0.86%	1.09%	0.64%	0.70%	0.68%
1.08%	1.10%	1.13%	1.16%	1.21%
10%	15%	5%	117%	98%

Semi-Annual Report | April 30, 2017 (Unaudited)	45

Financial Highlights

For a share outstanding throughout the periods ended

	For the Six Months Ended April 30, 2017 (Unaudited)
ROCK OAK CORE GROWTH FUND
Net Asset Value Beginning of Period	$12.74
Income (Loss) From Operations
Net Investment Income(a)	0.02
Realized and Unrealized Gain or (Losses) in Securities(a)	2.02
Total From Operations	2.04

Less Distributions:
Dividends from Net Investment Income	(0.10)
Distributions from Capital Gains	–
Total Dividends and Distributions	(0.10)
Net Asset Value End of Period	$14.68

Total Return(c)	16.03	%(d)
Net Assets End of Period (000)	$8,455

Ratio of Net Expenses to Average Net Assets	1.25	%(e)
Ratio of Net Investment Income to Average Net Assets	0.24	%(e)
Ratio of Expenses to Average Net Assets (Excluding Waivers and/or Fees Paid Indirectly)	1.53	%(e)
Portfolio Turnover Rate	22	%(e)

(a)	Per share calculations were performed using average shares for the period.
(b)	Less than $0.005 per share.
(c)	Figures do not reflect the deduction of taxes the shareholder will pay on fund distributions or redemption of fund shares.
(d)	Not annualized.
(e)	Annualized.

The accompanying notes are an integral part of the financial statements.

46	1-888-462-5386 | www.oakfunds.com

Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012

$12.64	$14.21	$15.04	$11.78	$11.64

0.18	0.00 (b)	0.05	0.07	0.02
0.31	(0.54)	2.06	3.37	0.12
0.49	(0.54)	2.11	3.44	0.14

(0.10)	(0.04)	(0.06)	(0.05)	–
(0.29)	(0.99)	(2.88)	(0.13)	–
(0.39)	(1.03)	(2.94)	(0.18)	–
$12.74	$12.64	$14.21	$15.04	$11.78

3.98%	(4.04)%	15.89%	29.51%	1.20%
$7,395	$7,807	$8,491	$7,495	$6,512

1.25%	1.25%	1.25%	1.25%	1.25%
1.48%	0.03%	0.33%	0.53%	0.14%
1.65%	1.52%	1.58%	1.65%	1.79%
11%	32%	29%	65%	56%

Semi-Annual Report | April 30, 2017 (Unaudited)	47

Financial Highlights

For a share outstanding throughout the periods ended

	For the Six Months Ended April 30, 2017 (Unaudited)
RIVER OAK DISCOVERY FUND
Net Asset Value Beginning of Period	$14.21
Income (Loss) From Operations
Net Investment Loss(a)	(0.05)
Realized and Unrealized Gain or (Losses) in Securities(a)	2.04
Total From Operations	1.99

Less Distributions:
Dividends from Net Investment Income	–
Distributions from Capital Gains	–
Total Dividends and Distributions	–
Net Asset Value End of Period	$16.20

Total Return(b)	14.00	%(c)
Net Assets End of Period (000)	$13,881

Ratio of Net Expenses to Average Net Assets	1.35	%(d)
Ratio of Net Investment Loss to Average Net Assets	(0.64	)%(d)
Ratio of Expenses to Average Net Assets (Excluding Waivers and/or Fees Paid Indirectly)	1.42	%(d)
Portfolio Turnover Rate	37	%(d)

(a)	Per share calculations were performed using average shares for the period.
(b)	Figures do not reflect the deduction of taxes the shareholder will pay on fund distributions or redemption of fund shares.
(c)	Not annualized.
(d)	Annualized.

The accompanying notes are an integral part of the financial statements.

48	1-888-462-5386 | www.oakfunds.com

Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012

$13.76	$17.72	$17.70	$13.46	$12.76

(0.06)	(0.04)	(0.13)	(0.08)	(0.07)
0.53	(0.13)	1.59	4.32	0.77
0.47	(0.17)	1.46	4.24	0.70

(0.02)	–	–	–	–
–	(3.79)	(1.44)	–	–
(0.02)	(3.79)	(1.44)	–	–
$14.21	$13.76	$17.72	$17.70	$13.46

3.39%	(1.27)%	8.69%	31.50%	5.49%
$12,322	$12,582	$13,915	$13,304	$10,766

1.35%	1.35%	1.35%	1.35%	1.35%
(0.40)%	(0.28)%	(0.71)%	(0.52)%	(0.54)%
1.51%	1.45%	1.48%	1.52%	1.62%
21%	17%	96%	63%	72%

Semi-Annual Report | April 30, 2017 (Unaudited)	49

Financial Highlights

For a share outstanding throughout the periods ended

	For the Six Months Ended April 30, 2017 (Unaudited)
RED OAK TECHNOLOGY SELECT FUND
Net Asset Value Beginning of Period	$19.27
Income (Loss) From Operations
Net Investment Income(a)	0.04
Realized and Unrealized Gain in Securities(a)	3.41
Total From Operations	3.45

Less Distributions:
Dividends from Net Investment Income	(0.08)
Distributions from Capital Gains	(0.21)
Total Dividends and Distributions	(0.29)
Net Asset Value End of Period	$22.43

Total Return(b)	18.12	%(c)
Net Assets End of Period (000)	$460,465

Ratio of Net Expenses to Average Net Assets	0.94	%(d)
Ratio of Net Investment Income to Average Net Assets	0.34	%(d)
Ratio of Expenses to Average Net Assets (Excluding Waivers and/or Fees Paid Indirectly)	0.94	%(d)
Portfolio Turnover Rate	10	%(d)

(a)	Per share calculations were performed using average shares for the period.
(b)	Figures do not reflect the deduction of taxes the shareholder will pay on fund distributions or redemption of fund shares.
(c)	Not annualized.
(d)	Annualized.

The accompanying notes are an integral part of the financial statements.

50	1-888-462-5386 | www.oakfunds.com

Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012

$17.17	$16.22	$13.74	$9.79	$9.60

0.20	0.20	0.06	0.06	0.02
2.62	0.91	2.48	3.92	0.17
2.82	1.11	2.54	3.98	0.19

(0.19)	(0.16)	(0.06)	(0.03)	–
(0.53)	–	–	–	–
(0.72)	(0.16)	(0.06)	(0.03)	–
$19.27	$17.17	$16.22	$13.74	$9.79

17.14%	6.91%	18.54%	40.76%	1.98%
$189,064	$131,001	$142,273	$105,592	$64,882

1.09%	1.11%	1.15%	1.23%	1.30%
1.17%	1.19%	0.41%	0.50%	0.16%
1.09%	1.11%	1.15%	1.23%	1.30%
6%	4%	7%	15%	83%

Semi-Annual Report | April 30, 2017 (Unaudited)	51

Financial Highlights

For a share outstanding throughout the periods ended

	For the Six Months Ended April 30, 2017 (Unaudited)
BLACK OAK EMERGING TECHNOLOGY FUND
Net Asset Value Beginning of Period	$4.53
Income (Loss) From Operations
Net Investment Income (Loss)(a)	0.00	(b)
Realized and Unrealized Gain or (Losses) in Securities(a)	0.57
Total From Operations	0.57

Less Distributions:
Dividends from Net Investment Income	(0.00	)(b)
Distributions from Capital Gains	(0.18)
Total Dividends and Distributions	(0.18)
Net Asset Value End of Period	$4.92

Total Return(c)	12.90	%(d)
Net Assets End of Period (000)	$36,255

Ratio of Net Expenses to Average Net Assets	1.19	%(e)
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.19	)%(e)
Ratio of Expenses to Average Net Assets (Excluding Waivers and/or Fees Paid Indirectly)	1.19	%(e)
Portfolio Turnover Rate	39	%(e)

(a)	Per share calculations were performed using average shares for the period.
(b)	Less than $0.005 per share.
(c)	Figures do not reflect the deduction of taxes the shareholder will pay on fund distributions or redemption of fund shares.
(d)	Not annualized.
(e)	Annualized.

The accompanying notes are an integral part of the financial statements.

52	1-888-462-5386 | www.oakfunds.com

Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012

$4.26	$4.25	$3.58	$2.67	$2.78

0.01	(0.03)	(0.01)	(0.01)	(0.03)
0.39	0.04	0.68	0.92	(0.08)
0.40	0.01	0.67	0.91	(0.11)

–	–	–	–	–
(0.13)	–	–	–	–
(0.13)	–	–	–	–
$4.53	$4.26	$4.25	$3.58	$2.67

9.59%	0.24%	18.72%	34.08%	(3.96)%
$32,894	$32,298	$34,139	$29,853	$25,050

1.28%	1.25%	1.31%	1.35%	1.35%
0.22%	(0.61)%	(0.32)%	(0.19)%	(1.07)%
1.28%	1.25%	1.31%	1.39%	1.44%
35%	17%	41%	58%	33%

Semi-Annual Report | April 30, 2017 (Unaudited)	53

Financial Highlights

For a share outstanding throughout the periods ended

	For the Six Months Ended April 30, 2017 (Unaudited)
LIVE OAK HEALTH SCIENCES FUND
Net Asset Value Beginning of Period	$17.93
Income (Loss) From Operations
Net Investment Income(a)	0.04
Realized and Unrealized Gain or (Losses) in Securities(a)	2.23
Total From Operations	2.27

Less Distributions:
Dividends from Net Investment Income	(0.10)
Distributions from Capital Gains	(0.28)
Total Dividends and Distributions	(0.38)
Net Asset Value End of Period	$19.82

Total Return(b)	12.87	%(c)
Net Assets End of Period (000)	$67,924

Ratio of Net Expenses to Average Net Assets	1.03	%(e)
Ratio of Net Investment Income to Average Net Assets	0.40	%(e)
Ratio of Expenses to Average Net Assets (Excluding Waivers and/or Fees Paid Indirectly)	1.03	%(e)
Portfolio Turnover Rate	14	%(e)

(a)	Per share calculations were performed using average shares for the period.
(b)	Figures do not reflect the deduction of taxes the shareholder will pay on fund distributions or redemption of fund shares.
(c)	Not annualized.
(d)	Performance difference between Manager Discussion & Analysis and Financial Highlights is due to financial reporting adjustments.
(e)	Annualized.

The accompanying notes are an integral part of the financial statements.

54	1-888-462-5386 | www.oakfunds.com

Year Ended October 31, 2016		Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012

$21.65		$22.25	$18.83	$14.67	$14.00

0.11		0.14	0.13	0.13	0.10
(0.33)		1.51	4.11	4.90	1.09
(0.22)		1.65	4.24	5.03	1.19

(0.67)		(0.13)	(0.13)	(0.13)	(0.07)
(2.83)		(2.12)	(0.69)	(0.74)	(0.45)
(3.50)		(2.25)	(0.82)	(0.87)	(0.52)
$17.93		$21.65	$22.25	$18.83	$14.67

(1.85	)%(d)	8.02%	23.36%	36.07%	9.02%
$56,059		$53,172	$50,248	$42,517	$32,967

1.11%		1.08%	1.12%	1.15%	1.24%
0.59%		0.62%	0.64%	0.77%	0.73%
1.11%		1.08%	1.12%	1.15%	1.24%
14%		28%	15%	12%	16%

Semi-Annual Report | April 30, 2017 (Unaudited)	55

Notes to Financial Statements

As of April 30, 2017 (Unaudited)

1. ORGANIZATION:

The Oak Associates Funds (the “Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as an open‐end management investment company with seven diversified funds: White Oak Select Growth Fund, Pin Oak Equity Fund, Rock Oak Core Growth Fund, River Oak Discovery Fund, Red Oak Technology Select Fund, Black Oak Emerging Technology  Fund  and  Live  Oak  Health  Sciences  Fund  (collectively  referred to  as  “Funds”  and individually referred to as a “Fund”). The investment objective of each Fund is to seek long‐term capital growth. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectus provides a description of each Fund’s investment objective, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies followed by the Funds.

Use of Estimates – These policies are in conformity with U.S. generally accepted accounting principles  (“GAAP”).  Each  Fund  is  considered  an  investment  company  for  financial  reporting purposes under GAAP. The preparation of financial statements in accordance with GAAP requires management  to  make  estimates  and  assumptions  that  affect  the  reported  amounts  and disclosures  in the  financial statements during the  reporting  period.  Management  believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon the sale of the securities.

Security Valuation – Investments in equity securities, which are traded on a national exchange, are stated at the last quoted sales price if readily available for such equity securities on each business day. Investments in equity securities, which are reported on the NASDAQ national market system   are   valued   at   the   official   closing   price;   other   equity   securities   traded   in   the over‐the‐counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Investments in repurchase agreements are generally valued at par each business day.

Redeemable  securities  issued  by  open‐end  registered  investment  companies  and  unregistered private liquidity funds operating to similar limitations as money market mutual funds are both valued at the applicable net asset value (“NAV”) as determined by those funds each business day.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Funds’ Board of Trustees. The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Funds’ Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de–listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; a significant event with respect to a security or securities has occurred after the close of the market or exchange on which the security or securities principally trades and before the time the Fund calculates net asset value; or trading of the security is subject to local government–imposed restrictions. When a security is valued in accordance with the Fair Value Procedures,  the  Committee  will  determine  the  value  after  taking  into  consideration  relevant information reasonably available to the Committee.

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Notes to Financial Statements

As of April 30, 2017 (Unaudited)

Security Transactions and Investment Income – Security transactions are accounted for on the date  the  security  is  purchased  or  sold  (trade  date).  Dividend  income  is  recognized  on  the ex‐dividend date. Interest income is recognized on the accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Costs used in determining realized gains and losses on the sales of  investment  securities  are  those  of  the  specific  securities  sold.  If  applicable,  any  foreign capital  gains  taxes  are  accrued,  net  of  unrealized  gains,  and  are  payable  upon  the  sale  of such investments.

Expenses – Expenses that are directly related to one of the Funds are charged to that Fund. Expenses not directly billed to a particular Fund are allocated proportionally among all Funds daily in relation to net assets of each Fund or another reasonable allocation method.

Repurchase Agreements – The Funds invest in tri‐party repurchase agreements. Securities held as collateral for tri‐party repurchase agreements are maintained by the broker's custodian bank in a segregated account until maturity of the repurchase agreement. Provisions of the repurchase agreements and procedures adopted by the Board of Trustees require that the market value of the collateral,  including  accrued  interest  thereon,  is  sufficient  in  the  event  of  default  by  the counterparty. A custody agreement in connection with the Master Repurchase Agreement defines eligible  securities  for  collateral  in  relation  to  each  repurchase  agreement.  Under  the  Master Repurchase Agreement, if the counterparty defaults and the value of the collateral declines or if the counter‐party enters an insolvency proceeding, realization of the collateral by the Funds may be  delayed  or  limited.  At  the  period  end,  certain  Funds  had  investments  in  repurchase agreements. The gross value and related collateral received for those investments are presented in each  applicable  Fund’s  Schedule  of  Investments.  The  value  of  the  related  collateral  received exceeded the value of the repurchase agreements as of the period end.

Master Agreements and Netting Arrangements – Certain Funds may participate in various repurchase agreements, such as, but not limited to Master Repurchase Agreements, which govern the terms of certain transactions with select counterparties (collectively “Master Agreements”). These  Master  Agreements  generally  include  provisions  for  general  obligations,  agreements, representations,  collateral  and  provisions  for  events  of  default  or  termination.  These  Master Agreements  also  include  provisions  for  netting  arrangements  that  help  reduce  credit  and counterparty risk associated with relevant transactions. The netting arrangements are generally tied to credit related events that if triggered, would cause an event of default or termination giving a Fund or counterparty the right to terminate early and cause settlement, on a net basis, of all transactions under the applicable Master Agreement. In the event of an early termination or default event, the total market value exposure would be offset against collateral exchanged to date,  which  would  result  in  a  net  receivable  or  payable  that  would  be  due  from  or  to  the counterparty. Credit related events include, but are not limited to, bankruptcy, failure to make timely payments, restructuring, obligation acceleration, obligation default, a material decline in net assets, decline in credit rating or repudiation/moratorium. An election made by a counterparty to terminate a transaction early under a Master Agreement could have an adverse impact on a Fund’s financial statements. Master Agreements can also help limit counterparty risk by requiring collateral  posting  arrangements  at  pre‐arranged  exposure  levels.  Collateral  under  the  Master Agreements is usually in the form of cash, U.S. Treasury or U.S. Government agency securities, but may include other types of securities. There can be no assurance that the Master Agreements will be successful in limiting credit or counterparty risk.

Semi-Annual Report | April 30, 2017 (Unaudited)	57

Notes to Financial Statements

As of April 30, 2017 (Unaudited)

Securities Lending – The Trust has entered into a Securities Lending Agreement (“SLA”) with U.S. Bank  National  Association  (the  “Agent”).  Under  the  terms  of  the  SLA,  the  Funds  may  lend securities to certain broker‐dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non‐U.S. securities loaned, marked to market daily. The collateral can be received in the form of cash collateral and/or non‐cash  collateral.  Non‐cash  collateral  can  include  U.S.  Government  Securities  and  letters of credit. The cash collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC, as noted in the  Funds’  Schedules  of  Portfolio  Investments.  The  market  value  of  the  loaned  securities  is determined daily at the close of business of the Funds and any additional required collateral is delivered to each Fund on the next business day. The Funds continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Funds pay various fees in connection with the investment of cash collateral. The Funds pay the Agent fees based  on  the  investment  income  received  from  securities  lending  activities.  Although  risk  is mitigated by the collateral, the Funds could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them.

The following is a summary of each Funds’ securities lending agreements and related cash and non‐cash collateral received as of April 30, 2017:

	Market Value of Securities on Loan	Cash Collateral Received
White Oak Select Growth Fund	$30,519,563	$31,913,463
Pin Oak Equity Fund	58,581,483	60,509,309
Rock Oak Core Growth Fund	928,173	939,679
River Oak Discovery Fund	2,500,396	2,487,755
Red Oak Technology Select Fund	73,122,482	75,336,117
Black Oak Emerging Technology Fund	11,623,000	11,945,546
Live Oak Health Sciences Fund	9,123,648	9,304,313

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Notes to Financial Statements

As of April 30, 2017 (Unaudited)

The following tables reflect a breakdown of transactions accounted for as secured borrowings, the gross  obligation  by  the  type  of  collateral  pledged  or  securities  loaned,  and  the  remaining contractual maturity of those transactions as of April 30, 2017:

White Oak Select Growth Fund
	Remaining contractual maturity of the agreements
Securities Lending Transactions	Overnight & Continuous	Up to 30 days	30-90 days	Greater than 90 days	Total
Common Stocks	$31,913,463	$–	$–	$–	$31,913,463
Total Borrowings					31,913,463
Gross amount of recognized liabilities for securities lending (collateral received)					$31,913,463

Pin Oak Equity Fund
	Remaining contractual maturity of the agreements
Securities Lending Transactions	Overnight & Continuous	Up to 30 days	30-90 days	Greater than 90 days	Total
Common Stocks	$60,509,309	$–	$–	$–	$60,509,309
Total Borrowings					60,509,309
Gross amount of recognized liabilities for securities lending (collateral received)					$60,509,309

Rock Oak Core Growth Fund
	Remaining contractual maturity of the agreements
Securities Lending Transactions	Overnight & Continuous	Up to 30 days	30-90 days	Greater than 90 days	Total
Common Stocks	$939,679	$–	$–	$–	$939,679
Total Borrowings					939,679
Gross amount of recognized liabilities for securities lending (collateral received)					$939,679

River Oak Discovery Fund
	Remaining contractual maturity of the agreements
Securities Lending Transactions	Overnight & Continuous	Up to 30 days	30-90 days	Greater than 90 days	Total
Common Stocks	$2,487,755	$–	$–	$–	$2,487,755
Total Borrowings					2,487,755
Gross amount of recognized liabilities for securities lending (collateral received)					$2,487,755

Semi-Annual Report | April 30, 2017 (Unaudited)	59

Notes to Financial Statements

As of April 30, 2017 (Unaudited)

Red Oak Technology Select Fund
	Remaining contractual maturity of the agreements
Securities Lending Transactions	Overnight & Continuous	Up to 30 days	30-90 days	Greater than 90 days	Total
Common Stocks	$75,336,117	$–	$–	$–	$75,336,117
Total Borrowings					75,336,117
Gross amount of recognized liabilities for securities lending (collateral received)					$75,336,117

Black Oak Emerging Technology Fund
	Remaining contractual maturity of the agreements
Securities Lending Transactions	Overnight & Continuous	Up to 30 days	30-90 days	Greater than 90 days	Total
Common Stocks	$11,945,546	$–	$–	$–	$11,945,546
Total Borrowings					11,945,546
Gross amount of recognized liabilities for securities lending (collateral received)					$11,945,546

Live Oak Health Sciences Fund
	Remaining contractual maturity of the agreements
Securities Lending Transactions	Overnight & Continuous	Up to 30 days	30-90 days	Greater than 90 days	Total
Common Stocks	$9,304,313	$–	$–	$–	$9,304,313
Total Borrowings					9,304,313
Gross amount of recognized liabilities for securities lending (collateral received)					$9,304,313

Dividends  and  Distributions to  Shareholders –  Dividends  from  net  investment income  are declared and paid to shareholders on an annual basis, as applicable. Net realized capital gains on sales  of  securities,  if  any,  are  distributed  to  shareholders  at  least  annually.  Distributions  to shareholders are determined in accordance with income tax regulations and are recorded on the ex‐dividend date.

Income  and  capital  gain  distributions  are  determined  in  accordance  with  federal  income  tax regulations, which may differ from GAAP. Therefore, the source of the Funds’ distributions may be shown in the accompanying financial statements as either from or in excess of net investment income  or  net  realized  gain,  or  from  paid‐in  capital,  depending  upon  the  type  of  book/tax differences that may exist.

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Notes to Financial Statements

As of April 30, 2017 (Unaudited)

3. FAIR VALUE MEASUREMENTS:

A three‐tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability including assumptions about risk. Inputs may be observable and unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

The three‐tier hierarchy is summarized as follows:

Level 1  – Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access at the measurement date, including but not limited to:

Equity Securities – investments for which market quotations are readily available that are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded.

Investment Companies – investments in open‐end registered investment companies which are valued at their closing NAV.

Unregistered Private Liquidity Funds – investments in unregistered private liquidity funds operating to similar limitations as money market mutual funds which are valued at their closing NAV.

Level 2  – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability, including but not limited to:

Repurchase Agreements  –  investments  in  overnight  tri‐party  repurchase  agreements  which  are valued at par.

All Securities – quoted prices for similar securities, including matrix pricing; quoted prices based on recently executed transactions; adjusted quoted prices based on observable and formulaic inputs; or, prices using other observable correlated market inputs.

Level 3  – Significant  unobservable  prices  or  inputs  (including  the  Fund's  own  assumptions  in determining the fair value of investments) where there is little or no market activity for the asset and liability at the measurement date, including but not limited to:

Semi-Annual Report | April 30, 2017 (Unaudited)	61

Notes to Financial Statements

As of April 30, 2017 (Unaudited)

All Securities – modeling or manual pricing based on the Adviser’s own assumptions in determining fair value of investments; or, the significant use of other unobservable or very stale inputs within  fair valuation.

The following is a summary of the inputs used to value each Fund’s investments as of April 30, 2017.

	Level 1	Level 2	Level 3	Total
WHITE OAK SELECT GROWTH FUND
Common Stocks	$275,062,874	$–	$–	$275,062,874
Short Term Investments
Repurchase Agreement	–	1,626,189	–	1,626,189
Collateral for Securities Loaned	31,913,463	–	–	31,913,463
Total	$306,976,337	$1,626,189	$–	$308,602,526

	Level 1	Level 2	Level 3	Total
PIN OAK EQUITY FUND
Common Stocks	$198,701,724	$–	$–	$198,701,724
Short Term Investments
Repurchase Agreement	–	36,706,531	–	36,706,531
Collateral for Securities Loaned	60,509,309	–	–	60,509,309
Total	$259,211,033	$36,706,531	$–	$295,917,564

	Level 1	Level 2	Level 3	Total
ROCK OAK CORE GROWTH FUND
Common Stocks	$7,603,570	$–	$–	$7,603,570
Short Term Investments	–	847,963	–	847,963
Repurchase Agreement
Collateral for Securities Loaned	939,679	–	–	939,679
Total	$8,543,249	$847,963	$–	$9,391,212

	Level 1	Level 2	Level 3	Total
RIVER OAK DISCOVERY FUND
Common Stocks	$12,266,541	$–	$–	$12,266,541
Short Term Investments	–	1,628,444	–	1,628,444
Repurchase Agreement
Collateral for Securities Loaned	2,487,755	–	–	2,487,755
Total	$14,754,296	$1,628,444	$–	$16,382,740

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Notes to Financial Statements

As of April 30, 2017 (Unaudited)

	Level 1	Level 2	Level 3	Total
RED OAK TECHNOLOGY SELECT FUND
Common Stocks	$420,462,892	$–	$–	$420,462,892
Short Term Investments	–	42,582,618	–	42,582,618
Repurchase Agreement
Collateral for Securities Loaned	75,336,117	–	–	75,336,117
Total	$495,799,009	$42,582,618	$–	$538,381,627

	Level 1	Level 2	Level 3	Total
BLACK OAK EMERGING TECHNOLOGY FUND
Common Stocks	$34,355,304	$–	$–	$34,355,304
Short Term Investments	–	1,893,539	–	1,893,539
Repurchase Agreement
Collateral for Securities Loaned	11,945,546	–	–	11,945,546
Total	$46,300,850	$1,893,539	$–	$48,194,389

	Level 1	Level 2	Level 3	Total
LIVE OAK HEALTH SCIENCES FUND
Common Stocks	$66,519,967	$–	$–	$66,519,967
Short Term Investments	–	1,396,755	–	1,396,755
Repurchase Agreement
Collateral for Securities Loaned	9,304,313	–	–	9,304,313
Total	$75,824,280	$1,396,755	$–	$77,221,035

The above tables are presented by levels of disaggregation for each asset class. For detailed descriptions of the underlying industries, see the accompanying Schedules of Investments. There were no transfers into or out of Level I and 2 during the period. There were no Level 3 securities held during the period. It is the Funds'  policy to recognize transfers into and out of levels at the end of the reporting period.

4. TRANSACTIONS WITH AFFILIATES:

Certain officers and trustees of the Trust are also officers of Oak Associates, ltd., investment adviser to the Funds (the “Adviser”), ALPS Fund Services, Inc. the administrator, fund accountant and transfer agent for the Funds (“ALPS”), and/or ALPS Distributors, Inc. the Funds’ distributor (the “Distributor”). Such officers are paid no fees by the Trust  for serving as officers to the Trust. Pursuant to a PFO Services Agreement between ALPS and the Trust, ALPS provides a qualified person to serve as the Trust’s Principal Financial Officer (“PFO”). Principal financial officer fees payable pursuant to the terms of the PFO Services Agreement represent payments made by the Trust to ALPS and not to any individual employee of ALPS serving as PFO to the Trust.

Semi-Annual Report | April 30, 2017 (Unaudited)	63

Notes to Financial Statements

As of April 30, 2017 (Unaudited)

5. ADMINISTRATION, TRANSFER AGENT AND DISTRIBUTION AGREEMENTS:

Administration: ALPS Fund Services, Inc. (the “Administrator”) serves as administrator to the Trust. The Trust and the Administrator have entered into an administration, bookkeeping and pricing services agreement (the “Administration Agreement”). Under the Administration Agreement, the Administrator provides the Trust with administrative services, including regulatory reporting, fund accounting services, and calculating the Funds’ daily net  asset value, and provides all necessary office space, equipment, personnel and facilities for annual fee. The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. The Administration Agreement shall remain in effect for a period of one year after the effective date of the agreement and shall continue in effect for successive periods of one year unless terminated by either party on not less than 60 days’ prior written notice to the other party.

Administrative Fee: ALPS Fund Services, Inc. (“ALPS”) provides the Funds with certain administrative personnel and services. The fees paid to ALPS are based on an annual rate of the daily average aggregate net assets of the Trust for the period. Fees are allocated to each Fund based on daily net assets (each Fund’s net assets as a percentage of total Trust net assets).

Transfer Agent: ALPS Fund Services, Inc. (the “Transfer Agent”) serves as transfer agent, dividend paying agent and shareholder service agent for the Trust under a transfer agency and services agreement with the Trust.

Distribution: The Trust and ALPS Distributors, Inc. (the “Distributor”), an affiliate of the Administrator, are parties to a distribution agreement (the “Distribution Agreement”) whereby the Distributor acts as principal underwriter for the Trust’s shares. The Distributor has agreed to use its best efforts in distributing Fund shares but is not obligated to sell any particular number of shares. The Distributor does not receive compensation under the Distribution Agreement for distribution of Fund shares.

6. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

The Trust and the Adviser are parties to an Investment Advisory Agreement, under which the Adviser receives an annual fee equal to 0.74% of the average daily net assets of each Fund, except for the River Oak Discovery Fund for which the Adviser receives 0.90% of the average daily net assets of the Fund. The Adviser has agreed to contractually waive all or a portion of its fees (and to reimburse the Funds’ expenses if necessary) in order to limit operating expenses to not more than 1.25% of the average daily net assets of the White Oak Select Growth, Rock Oak Core Growth and Pin Oak Equity Funds, and 1.35% of the average daily net assets of the River Oak Discovery, Red Oak Technology Select, Black Oak Emerging Technology and Live Oak Health Sciences Funds for one year periods. The Adviser contractually agreed to continue this arrangement through February 28, 2018.

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Notes to Financial Statements

As of April 30, 2017 (Unaudited)

The following table lists the contractual advisory fees and fee waivers that were in effect during the six months ended April 30, 2017:

Advisory Fees as a Percentage of Average Net Assets
Fund	Annual Rate	Fee Waiver*	Net Annual Rate
White Oak Select Growth Fund	0.74%		0.74%
Pin Oak Equity Fund	0.74%		0.74%
Rock Oak Core Growth Fund	0.74%	(0.28%)	0.46%
River Oak Discovery Fund	0.90%	(0.07%)	0.83%
Red Oak Technology Select Fund	0.74%		0.74%
Black Oak Emerging Technology Fund	0.74%		0.74%
Live Oak Health Sciences Fund	0.74%		0.74%

U.S. Bank N.A. acts as custodian (the “Custodian”) for the Funds.

7. INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than short–term investments, for the six months ended April 30, 2017, were as follows:

Fund	Purchases	Sales
White Oak Select Growth Fund	$14,953,862	$23,802,761
Pin Oak Equity Fund	76,495,317	3,015,340
Rock Oak Core Growth Fund	846,180	1,579,446
River Oak Discovery Fund	2,341,111	3,788,940
Red Oak Technology Select Fund	201,846,986	14,463,464
Black Oak Emerging Technology Fund	6,458,365	6,801,113
Live Oak Health Sciences Fund	7,887,946	4,159,031

8. FEDERAL INCOME TAXES AND TAX BASIS INFORMATION:

Each of the Funds is classified as a separate taxable entity for Federal income tax purposes. Each of the Funds intends to continue to qualify as a separate “regulated investment company” under Sub–chapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required.

The amounts of dividends from net investment income and distributions from net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. The character of dividends from net investment income or distributions from net realized gains made during the year, and the timing may differ from the year that the income or realized gains (losses) were recorded by the Funds. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise. These differences are primarily due to differences in the treatment of net operating losses and certain other investments.

Semi-Annual Report | April 30, 2017 (Unaudited)	65

Notes to Financial Statements

As of April 30, 2017 (Unaudited)

The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year‐end. Accordingly, tax basis balances have not been determined as of April 30, 2017.

The tax character of the distributions paid by the Funds for the fiscal year ended October 31, 2016 is as follows:

	Ordinary Income	Long-Term Capital Gain	Total
White Oak Select Growth Fund	$1,677,212	$–	$1,677,212
Pin Oak Equity Fund	762,856	2,912,364	3,675,220
Rock Oak Core Growth Fund	59,403	176,119	235,522
River Oak Discovery Fund	14,162	–	14,162
Red Oak Technology Select Fund	1,455,611	4,075,253	5,530,864
Black Oak Emerging Technology Fund	–	944,209	944,209
Live Oak Health Sciences Fund	2,290,226	6,501,251	8,791,477

At October 31, 2016 the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

	White Oak Select Growth Fund	Pin Oak Equity Fund	Rock Oak Core Growth Fund	River Oak Discovery Fund	Red Oak Technology Select Fund	Black Oak Emerging Technology Fund		Live Oak Health Sciences Fund
2017	$8,281,596	$–	$–	$–	$–	$	– $	–
Total	$8,281,596	$–	$–	$–	$–	$	– $	–

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains.

The following Fund elected to defer to the period ending October 31, 2017, late year ordinary losses in the amount of:

Amount
River Oak Discovery Fund	$50,960

At April 30, 2017, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for securities held by the Funds is as follows:

	Federal Tax Cost	Aggregate Gross Appreciation	Aggregate Gross Depreciation	Net Appreciation
White Oak Select Growth Fund	$251,607,249	$70,818,322	$(13,823,045)	$56,995,277
Pin Oak Equity Fund	259,537,434	39,468,312	(3,088,182)	36,380,130
Rock Oak Core Growth Fund	6,851,266	2,709,815	(169,869)	2,539,946
River Oak Discovery Fund	13,452,247	3,849,890	(919,397)	2,930,493
Red Oak Technology Select Fund	442,491,240	99,132,937	(3,242,550)	95,890,387

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Notes to Financial Statements

As of April 30, 2017 (Unaudited)

	Federal Tax Cost	Aggregate Gross Appreciation	Aggregate Gross Depreciation	Net Appreciation
Black Oak Emerging Technology Fund	37,204,419	11,603,814	(613,844)	10,989,970
Live Oak Health Sciences Fund	57,976,845	22,252,040	(3,007,850)	19,244,190

Management evaluates the Funds’ tax positions to determine if the taken tax positions meet the minimum recognition threshold by measuring and recognizing tax liabilities in the Financial Statements. The threshold is established by accounting for uncertainties in income tax positions, taken or expected. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year, the Funds did not incur any interest or penalties.

Management has analyzed the Funds’ tax position taken on federal income tax returns for all open tax years (current and prior three tax years) and has concluded that as of and for the six months ended April 30, 2017, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years (current and prior three tax years) for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

9. CONCENTRATION OF CREDIT RISK AND OWNERSHIP:

The Red Oak Technology Select Fund and the Black Oak Emerging Technology Fund invest a substantial portion of their assets in securities in the technology industry. The Live Oak Health Sciences Fund invests a substantial portion of its assets in securities in the health care, medicine and life sciences industries. Therefore, each of these Funds may be more affected by economic developments in those industries than a general equity fund would be.

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however based on experience, the risk of loss from such claims is considered remote.

From time to time, the Funds may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

As of April 30, 2017, the James D. Oelschlager Trust owned 42.11% of the River Oak Discovery Fund.

10. TRUSTEE AND OFFICERS FEES:

As of April 30, 2017, there were four Trustees, three of whom are not “interested persons” (within the meaning of the 1940 Act) of the Trust (the “Independent Trustees”). Effective January 1, 2016, each Independent Trustee receives a retainer at an annual rate of $30,000 per year. Also effective January 1, 2016, each Independent Trustee is also paid a fee of $3,500 for each meeting of the Board of Trustees attended or participated in person, and/or is also paid $1,000 per attendance at each telephonic board meeting, as applicable. Each Independent Trustee is paid $4,000 per telephonic or in‐person meeting at which they receive and review preliminary materials provided in connection with the annual continuation of the advisory agreement in accordance with Section 15(c) of the 1940 Act. The chairperson of the Audit Committee receives an additional retainer of $1,000 per calendar quarter during which an Audit Committee Meeting is held and the Lead Independent Trustee receives an additional retainer of $3,500 per calendar quarter. The increases in scheduled fees paid to the Independent Trustees that became effective on January 1, 2016, as described above, will be implemented over the next three calendar years at a rate of one‐third of  the total increase each year.

Semi-Annual Report | April 30, 2017 (Unaudited)	67

Notes to Financial Statements

As of April 30, 2017 (Unaudited)

The Independent Trustees who do not serve as chairpersons of the applicable Board committee are not paid an additional fee from the Trust for attendance at and/or participation in such meetings of the various committees of the Board. The Independent Trustees are also reimbursed for meeting‐related expenses. Officers of the Trust and Trustees who are interested persons of the Trust receive no salary or fees from the Trust.

11. INDEMNIFICATIONS:

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses, which may permit indemnification to the extent permissible under applicable law. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

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Additional Information

As of April 30, 2017 (Unaudited)

BOARD CONSIDERATIONS IN APPROVING THE RENEWAL OF THE ADVISORY AGREEMENT

The  advisory  agreement  between  the  Trust  and  the  Adviser  for  each  Fund  of  the  Trust  (the “Advisory Agreement”) was approved for an initial two-year term, and may be continued from year to year thereafter as to a Fund so long as such continuance is approved at least annually, (i) by the vote of the Board of Trustees (the “Board” or “Trustees”) or by a vote of the shareholders of the Fund, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons,” as such term is defined in the Investment Company Act of 1940, as amended (“1940 Act”), of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

At an in-person meeting held on February 12-13, 2017, the Trustees, including a majority of the Independent Trustees, unanimously approved the continuation of the Advisory Agreement with respect to each Fund for an additional one-year term, effective February 27, 2017.

In determining whether to approve the continuation of the Advisory Agreement, the Trustees considered a wide variety of information from the Adviser, including information provided by the Adviser in response to a request from counsel on behalf of the Trustees in accordance with Section 15(c) of the 1940 Act, to assist in their deliberations (the “Adviser Materials”).   Prior to the in-person Board meeting held on February 12-13, 2017, the Independent Trustees held a special meeting on January 23, 2017 via teleconference to discuss the Adviser Materials. Following the January 23, 2017 meeting, the Independent Trustees, with the assistance of their independent legal counsel, requested the Adviser to provide additional information to the Trustees for the February 12-13, 2017 meeting. In addition, the Independent Trustees discussed and considered the Adviser Materials and the renewal of the Advisory Agreement in an executive session of the Independent  Trustees  held  during  the  February  12-13,  2017  in-person  Board  meeting,  and received counsel from their independent legal counsel.

The Trustees considered the nature, extent, and quality of the services provided to each of the Funds by the Adviser. In this regard, the Trustees considered presentations by Trust officers and representatives of the Adviser. The Trustees also reviewed and considered the Adviser Materials. These   presentations   and   the   Adviser   Materials   contained   information   that   assisted   the Trustees  in  assessing  the  Adviser’s  investment  advisory  services,  its  investment  process,  and regulatory/compliance capabilities and record, as well as the Adviser’s investment philosophy, Fund performance records, and trade execution capabilities. The Independent Trustees concluded that the Adviser was committed to the success of the Funds and determined that they would continue to review the adequacy of the resources the Adviser devoted to the management of the investment   operations   of   the   Funds   and   the   Adviser’s   performance   of   the   associated administrative  and  compliance  duties  related  to  the  management  of  the  Funds.  Further,  the Independent Trustees concluded that they were satisfied with the nature, extent and quality of the services provided to the Funds by the Adviser.

The Trustees considered  the  investment  performance  of  each  Fund.  The  Trustees reviewed presentations by the Adviser’s portfolio managers for each Fund as well as a report prepared by the Trust’s administrator that provided performance information for the three month, year-to-date,  one  year,  two  year,  three  year,  five  year,  ten  year  and  since  inception  periods  ended December 31, 2016 (as applicable to each Fund), including information comparing each Fund’s performance to that of various benchmarks and peer funds as categorized by Lipper Inc. (“Lipper”) and Morningstar, Inc. (“Morningstar”), both independent sources of investment company data.

Semi-Annual Report | April 30, 2017 (Unaudited)	69

Additional Information

As of April 30, 2017 (Unaudited)

The Trustees also considered performance information in the Adviser Materials for each of the Funds  as  compared  to  each  Fund’s  benchmark,  peer  group  averages  and  any  applicable comparable funds or accounts managed by the Adviser for the one year, three year, five year, ten year and since inception periods (as applicable to each Fund) ending as of the Funds’ fiscal year ended  October  31,  2016.  The  Trustees  evaluated  the  performance  of  the  Adviser’s  separate accounts relative to the White Oak Select Growth Fund (“White Oak Fund”), River Oak Discovery Fund (“River Oak Fund”), Pin Oak Equity Fund (“Pin Oak Fund”) and Red Oak Technology Select Fund (“Red Oak Fund”), and in the case of the Live Oak Health Sciences Fund (“Live Oak Fund), to a similarly managed fund for which the Adviser serves as sub-adviser.

The Trustees also reviewed the Adviser’s commentary regarding the performance data and the various factors contributing to each Fund’s short- and long-term performance. The Trustees took note of the various periods where each Fund outperformed, underperformed or performed in line with its respective peer group averages and benchmark.   The Trustees noted that the Funds’ relative performance was generally favorable.   With respect to the Pin Oak Fund and Red Oak Fund, the Trustees noted that each such Fund had strong performance for the one year periods ended October 31,  2016  and  December  31,  2016,  outperforming  both  its  benchmark  and its respective peer group averages over the same periods.  With respect to the Live Oak Fund, the Trustees noted that the Fund had negative performance for the one year periods ended October 31, 2016 and December 31, 2016 but outperformed both its benchmark and its respective peer group averages over the same periods.  With respect to the White Oak Fund and the Black Oak Emerging   Technology   Fund   (“Black   Oak   Fund”),   the   Trustees   noted   that   while   absolute performance was positive for the years ended October 31, 2016 and December 31, 2016, each such Fund’s relative performance lagged its benchmark average. With respect to the River Oak Fund,  the  Trustees  noted  that  while  absolute performance was  positive  for  the years  ended October 31, 2016 and December 31, 2016, the Fund’s relative performance lagged its recently re-categorized Morningstar peer group average at December 31,   2016.   With   respect   to   the Rock Oak Core Growth Fund (“Rock  Oak  Fund”),  the  Trustees  noted  that  while  absolute performance was positive for the years ended October 31, 2016 and December 31, 2016, the Fund’s relative performance outperformed certain averages and underperformed for others.  For certain of the other longer-term periods ended October 31 and December 31, the Trustees noted that  the  White  Oak  Fund,  River  Oak  Fund,  Pin  Oak  Fund,  Red Oak  Fund  and  Live  Oak  Fund outperformed their respective benchmarks and peer group averages, and underperformed for others. With respect to the Rock Oak Fund and Black Oak Fund, the Trustees noted that such Funds’ relative performance had lagged their respective benchmarks and peer group averages for most periods.

In the case of each Fund with performance that lagged a relevant peer group or benchmark for certain periods (but not necessarily all periods), the Trustees considered explanations provided by the Adviser regarding the various factors contributing to the relative underperformance of such Fund, including, among other things, differences in a Fund’s respective investment strategies and portfolio construction in comparison to the funds included in its respective Morningstar and Lipper peer groups.  Further, the Board discussed with the Adviser the reasons behind such results for each applicable Fund.   In addition, the Trustees considered other factors that supported the continuation of the Advisory Agreement, including the following: (i) that the Adviser’s investment decisions, such as security selection and sector allocation, contributing to such underperformance were  consistent   with   each   Fund’s  respective  investment   objective  and  policies;  (ii)  that shorter-term or longer-term performance, as applicable, was competitive when compared to the performance of relevant peer groups or benchmarks; and (iii) that many of the Funds’ peers are larger in size than the corresponding Fund, and this factor may impact the relative performance of the Funds. Taking note  of  the  Adviser’s  discussion  of  (i)  the  various  factors  contributing  to each  Fund’s performance and (ii) its continuing commitment to each Fund’s current investment strategy, the Independent Trustees concluded that the investment performance of each Fund was sufficient.

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Additional Information

As of April 30, 2017 (Unaudited)

The Trustees considered the advisory fees paid to the Adviser, the total expense ratios of each Fund,   and   the   Adviser’s   commitment   to   continue   to   waive   its   advisory   fees   and/or reimburse  Fund  expenses  in  order  to  maintain  stated  caps  on  Fund  operating  expenses.  The Trustees reviewed presentations by Trust officers, including information about the reported fees and expenses of each   Fund’s   peer   funds   compiled by   the   Trust’s   administrator from data obtained  from  Lipper.  The  Trustees  also  received  information  from  the  Adviser  regarding compensation arrangements for other accounts managed by   the Adviser,   and evaluated the explanations provided by the Adviser as to differences in fees charged to the Funds and such accounts.  The Trustees noted that the Adviser waived a portion of its advisory fee with respect to each of the Rock Oak Fund and the River Oak Fund in order to maintain the stated cap on Fund operating   expenses. The Independent Trustees   further   considered   the   Adviser’s profitability derived  from  its  relationship  with  the  Trust  on  a  Fund-by-Fund  basis,  based  on  information reported by the Adviser, including information regarding the financial condition of the Adviser. The Independent  Trustees  concluded  that  each  Fund’s  advisory  fee  set  forth  in  the  Advisory Agreement was reasonable and did not result in an excessive profit to the Adviser in relation to the nature, extent and quality of services provided.  The Independent Trustees also concluded that the overall expense ratio for each Fund is reasonable in comparison to the average expense ratio of funds in each Fund’s respective Lipper category, and in light of various factors, such as Fund size and quality of service.

The Trustees considered the information provided by the Adviser with respect to potential “fall out” benefits to the Adviser from its relationship with the Funds, such as benefits to the Adviser in receipt of  research  paid  for  with  Fund  commissions  (i.e.,  soft  dollars)    and  in  attracting and retaining non-Fund  advisory clients.  The  Trustees also  reviewed additional information  provided by  the  Adviser  in  connection  with  their  follow-up  question  on  the Adviser’s estimated annual soft dollar commitment.  The Trustees considered the information they were provided about the Adviser’s portfolio brokerage practices on behalf of the Funds, including its policies with respect to obtaining benefits from use of the Funds’ brokerage commissions to obtain research that also could be used for the Adviser’s other clients, and the Independent Trustees concluded that the Adviser’s  portfolio  brokerage  practices  appeared  to  be  reasonably  designed  to  achieve  best execution on Fund trades.

The Trustees considered whether there were economies of scale in managing the Funds, and in light of the relatively small size of the Funds and the Adviser’s commitment to waive its advisory fees and/or reimburse Fund expenses in order to maintain stated caps on the Funds’ operating expenses, determined that such economies of scale were not present. As such, the Trustees did not consider whether any economies of scale were adequately shared with Fund shareholders.

Semi-Annual Report | April 30, 2017 (Unaudited)	71

Additional Information

As of April 30, 2017 (Unaudited)

In voting to approve the continuation of the Advisory Agreement, the Board considered all factors it deemed relevant, including the Adviser Materials. In arriving at its decision, the Board did not identify any single factor as being of paramount importance and each member of the Board gave varying weights to each factor according to his or her own judgment. The Board determined that the renewal of the Advisory Agreement would be in the best interests of each Fund  and its shareholders.  As  a  result,  the  Board,  including  a  majority  of  the  Independent  Trustees, unanimously approved the continuation of the Advisory Agreement for each Fund.

72	1-888-462-5386 | www.oakfunds.com

CONTACT US

By Mail
Oak Associates Funds
P.O. Box 8233
Denver, CO 80201-8233

By Telephone 1-888-462-5386 Monday through Friday, 9:00 a.m. to 8:00 p.m. ET

On The Web www.oakfunds.com
Click on the My Oak Account section to take advantage of these features:
•	Trade Online
•	Access and Update Account Information
•	Go Paperless with eDelivery
•	View and download account history
•	Establish a systematic investment plan

The Trust files its complete schedule of portfolio holdings of each Fund with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust’s Form N-Q is available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888- 462-5386; and (ii) on the Commission’s website at http://www.sec.gov.

This report has been prepared for Oak Associates Funds Shareholders and may be distributed to others only if preceded or accompanied by a prospectus.

Oak Associates Funds are distributed by ALPS Distributors, Inc.

Item 2. Code of Ethics.

Not applicable to semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Report to Stockholders filed under Item 1 of this Form N-CSRS.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes by which Shareholders may recommend nominees to the Board of Trustees.

Item 11. Controls and Procedures.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) have concluded that such controls and procedures are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable to semi-annual report.

(a)(2) A separate certification for each the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(a)(3) None.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

OAK ASSOCIATES FUNDS

By	/s/ Charles A. Kiraly
Charles A. Kiraly
President

Date:	July 7, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Charles A. Kiraly
Charles A. Kiraly
President and Principal Executive Officer

Date:	July 7, 2017

By	/s/ Pete Greenly
Pete Greenly
Treasurer and Principal Financial Officer

Date:	July 7, 2017